GLOBAL MANAGED BETA FUND

Schedule of Investments

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 10.3%
Aerospace & Defense – 0.2%
1,536	Airbus SE	$ 261,276
705	Alexandria Real Estate Equities, Inc.	83,895
283	Axon Enterprise, Inc.*	79,713
18,616	BAE Systems PLC	331,477
482	Dassault Aviation SA	104,610
213	Elbit Systems Ltd.	40,604
1,236	General Dynamics Corp.	370,516
3,802	General Electric Co.	627,862
311	HEICO Corp.	68,971
529	HEICO Corp. Class A	92,924
2,698	Howmet Aerospace, Inc.	228,386
1,329	Huntington Ingalls Industries, Inc.	336,370
1,621	Kongsberg Gruppen ASA	139,370
1,201	L3Harris Technologies, Inc.	270,021
5,720	Leonardo SpA*	147,129
616	Lockheed Martin Corp.	289,729
13,098	Melrose Industries PLC	103,646
220	Northrop Grumman Corp.	99,169
287	Rheinmetall AG	165,432
34,744	Rolls-Royce Holdings PLC*	202,935
4,385	RTX Corp.	472,747
5,164	Saab AB Class B	125,344
1,299	Safran SA	304,233
28,966	Singapore Technologies Engineering Ltd.	89,836
4,803	Textron, Inc.	420,791
732	Thales SA	132,939
257	TransDigm Group, Inc.	345,210

		5,935,135

Air Freight & Logistics – 0.1%
4,819	CH Robinson Worldwide, Inc.	416,217
14,957	DHL Group	629,694
654	DSV AS	100,696
1,139	Expeditors International of Washington, Inc.	137,705
1,160	FedEx Corp.	294,594
12,983	InPost SA*	234,004
6,363	NIPPON EXPRESS HOLDINGS, Inc.	313,590
500	United Parcel Service, Inc. Class B	69,465
7,450	Yamato Holdings Co. Ltd.	85,593

		2,281,558

Automobile Components – 0.0%
5,355	Aisin Corp.	199,844
1,680	Aptiv PLC*	139,877
3,126	Bridgestone Corp.	137,017
5,835	Cie Generale des Etablissements Michelin SCA	236,638
2,530	Continental AG	172,431
2,964	Denso Corp.	48,166

Shares	Description	Value

Common Stocks – (continued)
Automobile Components – (continued)
2,478	Koito Manufacturing Co. Ltd.	$ 35,143
11,113	Sumitomo Electric Industries Ltd.	180,358

		1,149,474

Automobiles – 0.1%
407	Bayerische Motoren Werke AG	41,515
560	Ferrari NV	230,766
3,410	Ford Motor Co.	41,363
30,966	Honda Motor Co. Ltd.	350,650
9,868	Isuzu Motors Ltd.	132,250
17,219	Mazda Motor Corp.	181,536
4,853	Mercedes-Benz Group AG	352,217
11,177	Nissan Motor Co. Ltd.	39,976
19,634	Stellantis NV	435,011
8,877	Subaru Corp.	198,442
3,431	Suzuki Motor Corp.	40,904
6,445	Tesla, Inc.*	1,147,726
22,720	Toyota Motor Corp.	494,903
89,080	Volvo Car AB Class B*	300,004
4,563	Yamaha Motor Co. Ltd.	44,680

		4,031,943

Banks – 0.5%
7,686	ABN AMRO Bank NV(a)	131,477
13,897	AIB Group PLC	79,083
22,203	ANZ Group Holdings Ltd.	419,057
29,264	Banco Bilbao Vizcaya Argentaria SA	317,554
21,777	Banco BPM SpA	157,121
78,567	Banco Santander SA	414,342
5,538	Bank Hapoalim BM	50,945
14,802	Bank Leumi Le-Israel BM	123,152
27,707	Bank of America Corp.	1,108,003
3,424	Bank of Ireland Group PLC	39,352
1,831	Bank of Montreal	163,291
6,229	Bank of Nova Scotia	294,872
1,357	Banque Cantonale Vaudoise	143,198
44,042	Barclays PLC	124,388
3,274	BNP Paribas SA	241,676
88,986	BOC Hong Kong Holdings Ltd.	279,718
23,129	CaixaBank SA	132,461
5,717	Canadian Imperial Bank of Commerce	283,470
5,690	Chiba Bank Ltd.	54,382
10,843	Citigroup, Inc.	675,627
8,329	Citizens Financial Group, Inc.	293,930
4,901	Commerzbank AG	83,216
5,421	Commonwealth Bank of Australia	433,296
10,021	Concordia Financial Group Ltd.	60,509
11,764	Credit Agricole SA	191,411

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,322	Danske Bank AS	$ 132,865
11,020	DBS Group Holdings Ltd.	293,857
5,052	DNB Bank ASA	98,765
3,892	Erste Group Bank AG	191,254
5,312	Fifth Third Bancorp	198,775
3,628	FinecoBank Banca Fineco SpA	58,841
290	First Citizens BancShares, Inc. Class A	492,545
5,973	Hang Seng Bank Ltd.	83,224
67,585	HSBC Holdings PLC	602,377
16,027	Huntington Bancshares, Inc.	223,096
21,963	ING Groep NV	392,377
73,328	Intesa Sanpaolo SpA	288,856
10,673	Israel Discount Bank Ltd. Class A	54,893
11,206	Japan Post Bank Co. Ltd.	111,005
14,657	JPMorgan Chase & Co.	2,969,948
1,086	KBC Group NV	79,311
10,096	KeyCorp	145,080
215,136	Lloyds Banking Group PLC	153,577
1,837	M&T Bank Corp.	278,489
14,386	Mediobanca Banca di Credito Finanziario SpA	227,696
36,683	Mitsubishi UFJ Financial Group, Inc.	389,635
2,319	Mizrahi Tefahot Bank Ltd.	84,686
11,845	Mizuho Financial Group, Inc.	242,637
13,915	National Australia Bank Ltd.	315,168
2,335	National Bank of Canada	199,570
19,597	NatWest Group PLC	79,276
8,481	Nordea Bank Abp	104,259
37,414	Oversea-Chinese Banking Corp. Ltd.	402,653
1,628	PNC Financial Services Group, Inc.	256,231
12,551	Regions Financial Corp.	242,862
13,591	Resona Holdings, Inc.	94,340
4,607	Royal Bank of Canada	503,577
5,373	Shizuoka Financial Group, Inc.	55,494
12,393	Skandinaviska Enskilda Banken AB Class A	176,560
3,420	Societe Generale SA	102,439
12,806	Standard Chartered PLC	127,555
6,587	Sumitomo Mitsui Financial Group, Inc.	431,113
3,698	Sumitomo Mitsui Trust Holdings, Inc.	85,977
17,014	Svenska Handelsbanken AB Class A	160,112
5,691	Swedbank AB Class A	118,494
6,417	Toronto-Dominion Bank	358,763
6,846	U.S. Bancorp	277,605
7,682	UniCredit SpA	305,841

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
13,453	United Overseas Bank Ltd.	$ 306,756
15,836	Wells Fargo & Co.	948,893
22,079	Westpac Banking Corp.	383,412

		20,126,270

Beverages – 0.1%
2,009	Anheuser-Busch InBev SA	126,751
5,961	Asahi Group Holdings Ltd.	218,688
1,373	Brown-Forman Corp. Class B	62,966
596	Carlsberg AS Class B	80,859
1,552	Celsius Holdings, Inc.*	124,129
10,990	Coca-Cola Co.	691,601
2,126	Coca-Cola Europacific Partners PLC	156,707
3,373	Coca-Cola HBC AG	114,464
808	Constellation Brands, Inc. Class A	202,186
2,645	Diageo PLC	89,050
1,572	Heineken Holding NV	129,019
598	Heineken NV	60,002
3,319	Keurig Dr Pepper, Inc.	113,676
6,089	Kirin Holdings Co. Ltd.	84,089
7,494	Molson Coors Beverage Co. Class B	410,746
4,774	Monster Beverage Corp.*	247,866
6,445	PepsiCo, Inc.	1,114,340
2,191	Suntory Beverage & Food Ltd.	80,477

		4,107,616

Biotechnology – 0.2%
7,681	AbbVie, Inc.	1,238,484
474	Alnylam Pharmaceuticals, Inc.*	70,356
1,703	Amgen, Inc.	520,863
2,025	Biogen, Inc.*	455,504
1,148	CSL Ltd.	214,892
423	Genmab AS*	119,395
8,478	Gilead Sciences, Inc.	544,881
11,198	Incyte Corp.*	647,132
1,240	Neurocrine Biosciences, Inc.*	167,908
541	Regeneron Pharmaceuticals, Inc.*	530,267
7,474	Swedish Orphan Biovitrum AB*	200,558
1,607	United Therapeutics Corp.*	442,134
1,224	Vertex Pharmaceuticals, Inc.*	557,336

		5,709,710

Broadline Retail – 0.3%
53,093	Amazon.com, Inc.*	9,367,729
2,721	Canadian Tire Corp. Ltd. Class A	271,591
3,999	Dollarama, Inc.	378,496
5,390	eBay, Inc.	292,246

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – (continued)
9,219	Etsy, Inc.*	$ 585,130
148	MercadoLibre, Inc.*	255,386
4,391	Next PLC	525,910
2,352	Pan Pacific International Holdings Corp.	60,839
13,597	Rakuten Group, Inc.*	70,720
11,877	Wesfarmers Ltd.	515,238

		12,323,285

Building Products – 0.1%
3,999	A O Smith Corp.	334,476
2,990	AGC, Inc.	104,333
514	Allegion PLC	62,616
5,179	Assa Abloy AB Class B	152,196
4,969	Builders FirstSource, Inc.*	798,966
543	Carlisle Cos., Inc.	227,131
2,904	Carrier Global Corp.	183,504
4,718	Cie de Saint-Gobain SA	416,558
191	Daikin Industries Ltd.	27,911
4,161	Fortune Brands Innovations, Inc.	291,520
467	Geberit AG	287,237
912	Johnson Controls International PLC	65,582
365	Kingspan Group PLC	35,163
989	Lennox International, Inc.	497,071
7,051	Masco Corp.	493,006
2,939	Owens Corning	532,165
1,148	Rockwool AS Class B	483,010
1,159	TOTO Ltd.	29,081
864	Trane Technologies PLC	282,925

		5,304,451

Capital Markets – 0.3%
8,970	3i Group PLC	330,517
1,678	Ameriprise Financial, Inc.	732,632
518	Amundi SA*(a)	39,971
1,222	ARES Management Corp. Class A	171,288
1,493	ASX Ltd.	62,173
9,939	Bank of New York Mellon Corp.	592,464
207	BlackRock, Inc.	159,810
3,149	Blackstone, Inc.	379,454
813	Brookfield Asset Management Ltd. Class A	31,913
1,648	Carlyle Group, Inc.	70,798
1,509	Cboe Global Markets, Inc.	261,042
2,130	Charles Schwab Corp.	156,086
1,872	CME Group, Inc.	379,979
720	Coinbase Global, Inc. Class A*	162,662
12,889	Daiwa Securities Group, Inc.	101,307
24,203	Deutsche Bank AG	402,749
1,014	Deutsche Boerse AG	202,066

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,149	Euronext NV(a)	$ 113,138
638	FactSet Research Systems, Inc.	257,918
12,671	Franklin Resources, Inc.	299,036
36,659	Hargreaves Lansdown PLC	497,665
2,318	Hong Kong Exchanges & Clearing Ltd.	78,409
4,394	IGM Financial, Inc.	117,382
2,714	Intercontinental Exchange, Inc.	363,405
2,716	Japan Exchange Group, Inc.	63,839
1,956	KKR & Co., Inc.	201,155
2,181	London Stock Exchange Group PLC	255,649
1,958	LPL Financial Holdings, Inc.	560,399
362	Macquarie Group Ltd.	46,217
186	MarketAxess Holdings, Inc.	37,001
1,831	Moody’s Corp.	726,889
4,469	Morgan Stanley	437,247
1,040	Nasdaq, Inc.	61,391
15,674	Nomura Holdings, Inc.	95,192
2,384	Northern Trust Corp.	200,828
1,599	Onex Corp.	113,354
231	Partners Group Holding AG	310,886
2,062	Raymond James Financial, Inc.	253,110
5,138	Robinhood Markets, Inc. Class A*	107,384
650	S&P Global, Inc.	277,881
2,908	SBI Holdings, Inc.	75,315
9,190	Schroders PLC	46,359
2,386	SEI Investments Co.	161,556
40,508	Singapore Exchange Ltd.	287,131
5,406	State Street Corp.	408,640
917	T Rowe Price Group, Inc.	108,050
4,701	TMX Group Ltd.	126,169
1,382	Tradeweb Markets, Inc. Class A	150,652
19,806	UBS Group AG	630,101

		11,706,259

Chemicals – 0.2%
1,648	Air Liquide SA	324,448
1,170	Akzo Nobel NV	82,067
1,335	Arkema SA	136,805
13,158	Asahi Kasei Corp.	85,751
1,282	Celanese Corp.	194,915
1,472	CF Industries Holdings, Inc.	117,363
2,453	Clariant AG	39,312
754	Covestro AG*(a)	40,625
2,239	Dow, Inc.	129,034
741	Eastman Chemical Co.	75,086
1,288	Ecolab, Inc.	299,074
184	EMS-Chemie Holding AG	152,480
6,409	Evonik Industries AG	141,181

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
36	Givaudan SA	$ 169,715
23,543	ICL Group Ltd.	111,353
1,608	Linde PLC	700,316
3,403	LyondellBasell Industries NV Class A	338,326
33,126	Mitsubishi Chemical Group Corp.	175,441
10,942	Mosaic Co.	338,436
2,221	Nippon Sanso Holdings Corp.	65,823
605	Nitto Denko Corp.	46,319
357	Novonesis (Novozymes) Class B	21,292
4,464	Nutrien Ltd.	261,594
13,018	Orica Ltd.	159,305
971	PPG Industries, Inc.	127,599
2,974	RPM International, Inc.	333,385
1,722	Sherwin-Williams Co.	523,144
3,810	Shin-Etsu Chemical Co. Ltd.	142,222
2,549	Syensqo SA	255,112
309	Symrise AG	36,910
26,229	Toray Industries, Inc.	131,398
1,540	Westlake Corp.	247,262
1,133	Yara International ASA	35,231

		6,038,324

Commerical Services & Supplies – 0.1%
10,790	Brambles Ltd.	102,565
1,041	Cintas Corp.	705,767
4,726	Copart, Inc.*	250,762
1,352	Element Fleet Management Corp.	24,025
893	RB Global, Inc.	64,904
2,144	Republic Services, Inc.	397,047
11,517	Rollins, Inc.	526,212
1,407	Secom Co. Ltd.	87,551
20,398	Securitas AB Class B	209,921
2,998	TOPPAN Holdings, Inc.	77,656
4,144	Veralto Corp.	408,516
1,807	Waste Connections, Inc.	296,926
2,254	Waste Management, Inc.	474,985

		3,626,837

Communications Equipment – 0.1%
1,021	Arista Networks, Inc.*	303,901
19,441	Cisco Systems, Inc.	904,006
1,981	F5, Inc.*	334,730
8,082	Juniper Networks, Inc.	288,285
1,243	Motorola Solutions, Inc.	453,583
83,989	Nokia OYJ	328,514
23,035	Telefonaktiebolaget LM Ericsson Class B	141,932

		2,754,951

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – 0.1%
8,980	ACS Actividades de Construccion y Servicios SA	$ 402,059
4,517	AECOM	394,515
9,758	Bouygues SA	382,403
3,270	Eiffage SA	361,793
644	EMCOR Group, Inc.	250,297
2,377	Ferrovial SE	93,941
2,889	Kajima Corp.	49,087
12,099	Obayashi Corp.	140,850
827	Quanta Services, Inc.	228,202
2,251	Skanska AB Class B	39,759
1,813	Stantec, Inc.	146,322
2,742	Taisei Corp.	104,109
2,995	Vinci SA	373,752
3,483	WSP Global, Inc.	523,875

		3,490,964

Construction Materials – 0.0%
501	CRH PLC	40,962
3,026	Heidelberg Materials AG	317,347
4,860	Holcim AG	426,950
4,499	James Hardie Industries PLC*	140,246
398	Martin Marietta Materials, Inc.	227,688
945	Vulcan Materials Co.	241,703

		1,394,896

Consumer Finance – 0.1%
11,456	Ally Financial, Inc.	446,440
2,882	American Express Co.	691,680
4,020	Capital One Financial Corp.	553,273
4,234	Discover Financial Services	519,342
11,997	Synchrony Financial	525,469

		2,736,204

Consumer Staples Distribution & Retail – 0.3%
5,521	Aeon Co. Ltd.	119,083
34,531	Albertsons Cos., Inc. Class A	712,720
3,664	Alimentation Couche-Tard, Inc.	213,853
18,509	Carrefour SA	301,836
37,421	Coles Group Ltd.	410,246
2,086	Costco Wholesale Corp.	1,689,430
1,125	Dollar General Corp.	154,024
2,168	Dollar Tree, Inc.*	255,716
18,826	Empire Co. Ltd. Class A	446,012
9,350	Endeavour Group Ltd.	30,996
1,837	George Weston Ltd.	260,990
94,961	J Sainsbury PLC	336,679
12,449	Jeronimo Martins SGPS SA	279,290
22,137	Koninklijke Ahold Delhaize NV	686,535
18,677	Kroger Co.	978,114
4,369	Loblaw Cos. Ltd.	507,438
18,004	MatsukiyoCocokara & Co.	254,541

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
1,273	Metro, Inc.	$ 67,837
14,157	Seven & i Holdings Co. Ltd.	182,721
9,472	Sysco Corp.	689,751
3,235	Target Corp.	505,178
115,276	Tesco PLC	458,556
4,090	Walgreens Boots Alliance, Inc.	66,340
31,098	Walmart, Inc.	2,045,004
18,996	Woolworths Group Ltd.	400,615

		12,053,505

Containers & Packaging – 0.0%
12,116	Amcor PLC	123,220
816	Avery Dennison Corp.	185,713
1,269	Crown Holdings, Inc.	106,837
686	International Paper Co.	30,932
1,134	Packaging Corp. of America	208,078
1,807	Smurfit Kappa Group PLC	88,133
5,822	Westrock Co.	312,292

		1,055,205

Distributors – 0.0%
93	D’ieteren Group	20,309
2,228	Genuine Parts Co.	321,144
12,908	LKQ Corp.	555,431
644	Pool Corp.	234,126

		1,131,010

Diversified Consumer Services – 0.0%
10,078	Pearson PLC	122,531

Diversified REITs – 0.0%
123	Nomura Real Estate Master Fund, Inc.	115,577
3,688	WP Carey, Inc.	208,003

		323,580

Diversified Telecommunication Services – 0.1%
37,285	AT&T, Inc.	679,333
1,995	BCE, Inc.	68,239
19,607	Deutsche Telekom AG	476,731
2,199	Elisa OYJ	102,464
95,978	HKT Trust & HKT Ltd.	111,853
10,865	Infrastrutture Wireless Italiane SpA(a)	119,123
51,059	Koninklijke KPN NV	191,436
344,021	Nippon Telegraph & Telephone Corp.	337,831
20,485	Orange SA	239,196
4,410	Quebecor, Inc. Class B	93,024
20,647	Singapore Telecommunications Ltd.	37,823
57,719	Spark New Zealand Ltd.	148,128
209	Swisscom AG	115,945
82,587	Telefonica SA	385,954
6,273	Telenor ASA	73,151

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
32,052	Telia Co. AB	$ 83,398
38,670	Telstra Group Ltd.	89,562
3,460	TELUS Corp.	56,890
16,803	Verizon Communications, Inc.	691,444

		4,101,525

Electric Utilities – 0.1%
2,226	Alliant Energy Corp.	114,617
982	American Electric Power Co., Inc.	88,625
193	BKW AG	30,413
4,333	Chubu Electric Power Co., Inc.	59,864
3,877	CK Infrastructure Holdings Ltd.	22,425
8,127	CLP Holdings Ltd.	64,395
1,201	Constellation Energy Corp.	260,917
1,892	Duke Energy Corp.	195,954
964	Edison International	74,083
688	Emera, Inc.	23,957
3,536	Endesa SA	70,426
19,476	Enel SpA	141,409
986	Entergy Corp.	110,915
1,818	Evergy, Inc.	99,372
1,954	Exelon Corp.	73,373
3,164	FirstEnergy Corp.	127,383
1,663	Fortis, Inc.	66,510
4,022	Fortum OYJ	61,452
2,391	Hydro One Ltd.(a)	68,873
17,325	Iberdrola SA	228,669
11,575	Kansai Electric Power Co., Inc.	209,475
5,902	NRG Energy, Inc.	478,062
16,929	Origin Energy Ltd.	115,209
4,325	PG&E Corp.	80,186
11,380	Power Assets Holdings Ltd.	63,186
4,556	PPL Corp.	133,627
5,073	Redeia Corp. SA	91,424
2,195	Southern Co.	175,907
2,360	SSE PLC	53,091
8,117	Terna - Rete Elettrica Nazionale	68,317
6,309	Tokyo Electric Power Co. Holdings, Inc.*	37,876
1,217	Xcel Energy, Inc.	67,483

		3,557,475

Electrical Equipment – 0.1%
5,713	ABB Ltd.	314,989
1,722	AMETEK, Inc.	292,017
1,170	Eaton Corp. PLC	389,434
2,109	Emerson Electric Co.	236,545
617	Fuji Electric Co. Ltd.	36,808
950	GE Vernova, Inc.*	167,105
381	Hubbell, Inc.	148,167

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
1,012	Legrand SA	$ 109,886
7,512	Mitsubishi Electric Corp.	130,539
2,300	Prysmian SpA	151,270
1,246	Schneider Electric SE	310,852
6,548	Siemens Energy AG*	178,310
2,036	Vertiv Holdings Co. Class A	199,671

		2,665,593

Electronic Equipment, Instruments & Components – 0.1%
3,735	Amphenol Corp. Class A	494,402
1,588	CDW Corp.	355,109
6,332	Corning, Inc.	235,930
5,538	Halma PLC	158,529
4,819	Hamamatsu Photonics KK	142,495
3,330	Hexagon AB Class B	36,680
1,801	Ibiden Co. Ltd.	72,826
2,925	Jabil, Inc.	347,782
113	Keyence Corp.	50,936
1,440	Keysight Technologies, Inc.*	199,411
12,016	Kyocera Corp.	136,212
1,578	Murata Manufacturing Co. Ltd.	29,849
6,553	Shimadzu Corp.	170,387
2,348	TDK Corp.	117,929
1,529	TE Connectivity Ltd.	228,891
686	Teledyne Technologies, Inc.*	272,308
1,277	Trimble, Inc.*	71,103
2,382	Yokogawa Electric Corp.	61,353

		3,182,132

Energy Equipment & Services – 0.0%
5,609	Baker Hughes Co.	187,789
3,247	Halliburton Co.	119,165
3,228	Schlumberger NV	148,133
15,081	Tenaris SA	249,174

		704,261

Entertainment – 0.1%
27,581	Bollore SE	185,763
11,980	Capcom Co. Ltd.	221,697
2,734	Electronic Arts, Inc.	363,294
382	Live Nation Entertainment, Inc.*	35,809
1,247	Netflix, Inc.*	800,100
2,411	Nintendo Co. Ltd.	131,111
1,223	ROBLOX Corp. Class A*	41,117
268	Take-Two Interactive Software, Inc.*	42,977
1,703	Toho Co. Ltd.	53,891
4,040	Universal Music Group NV	125,901
5,289	Walt Disney Co.	549,580
65,272	Warner Bros Discovery, Inc.*	537,841

		3,089,081

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 0.3%
5,367	Apollo Global Management, Inc.	$ 623,431
7,701	Berkshire Hathaway, Inc. Class B*	3,191,295
15,352	Corebridge Financial, Inc.	447,818
919	Corpay, Inc.*	245,989
19,627	Equitable Holdings, Inc.	814,324
3,157	Eurazeo SE	266,484
4,685	EXOR NV	526,128
2,593	Fiserv, Inc.*	388,328
4,310	Groupe Bruxelles Lambert NV	330,520
5,206	Industrivarden AB Class A	185,330
5,406	Industrivarden AB Class C	189,896
12,103	Investor AB Class B	328,419
713	Jack Henry & Associates, Inc.	117,417
1,724	L E Lundbergforetagen AB Class B	87,712
64,535	M&G PLC	164,999
4,460	Mastercard, Inc. Class A	1,993,932
22,699	Mitsubishi HC Capital, Inc.	150,665
4,094	ORIX Corp.	89,282
894	PayPal Holdings, Inc.*	56,313
7,992	Visa, Inc. Class A	2,177,500
3,813	Washington H Soul Pattinson & Co. Ltd.	79,090
19,605	Wise PLC Class A*	206,010

		12,660,882

Food Products – 0.1%
3,853	Ajinomoto Co., Inc.	137,755
5,981	Archer-Daniels-Midland Co.	373,454
7,581	Associated British Foods PLC	247,686
4,115	Bunge Global SA	442,733
1,261	Campbell Soup Co.	55,963
4	Chocoladefabriken Lindt & Spruengli AG	46,554
8,839	Conagra Brands, Inc.	264,109
2,130	Danone SA	137,363
1,891	General Mills, Inc.	130,006
1,246	Hershey Co.	246,496
711	J M Smucker Co.	79,376
3,735	JDE Peet’s NV	82,168
1,373	Kellanova	82,847
253	Kerry Group PLC Class A	21,435
2,655	Kikkoman Corp.	30,852
6,058	Kraft Heinz Co.	214,272
277	McCormick & Co., Inc.	20,005
1,940	MEIJI Holdings Co. Ltd.	43,451
2,966	Mondelez International, Inc. Class A	203,260
5,662	Nestle SA	600,999
2,685	Nissin Foods Holdings Co. Ltd.	67,771
5,489	Orkla ASA	43,948

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
1,206	Salmar ASA	$ 73,643
2,991	Saputo, Inc.	60,524
2,366	Tyson Foods, Inc. Class A	135,454
453,398	WH Group Ltd.(a)	308,971
119,480	Wilmar International Ltd.	274,012
1,972	Yakult Honsha Co. Ltd.	35,977

		4,461,084

Gas Utilities – 0.0%
3,380	AltaGas Ltd.	76,258
5,034	APA Group	27,707
1,324	Atmos Energy Corp.	153,478
5,415	Osaka Gas Co. Ltd.	123,289
13,345	Snam SpA	63,318
8,789	Tokyo Gas Co. Ltd.	197,413

		641,463

Ground Transportation – 0.1%
51,204	Aurizon Holdings Ltd.	125,826
964	Canadian National Railway Co.	122,715
1,077	Canadian Pacific Kansas City Ltd.	85,729
6,227	Central Japan Railway Co.	138,889
8,472	CSX Corp.	285,930
3,666	East Japan Railway Co.	63,574
3,843	Hankyu Hanshin Holdings, Inc.	100,856
9,605	Kintetsu Group Holdings Co. Ltd.	204,204
254	Norfolk Southern Corp.	57,099
894	Old Dominion Freight Line, Inc.	156,674
535	TFI International, Inc.	70,789
5,595	Tokyu Corp.	65,276
4,656	Uber Technologies, Inc.*	300,591
1,501	Union Pacific Corp.	349,463
4,266	West Japan Railway Co.	85,109

		2,212,724

Health Care Equipment & Supplies – 0.2%
4,911	Abbott Laboratories	501,855
946	Alcon, Inc.	84,975
697	Align Technology, Inc.*	179,275
607	Baxter International, Inc.	20,693
801	Becton Dickinson & Co.	185,808
1,057	BioMerieux	112,243
6,102	Boston Scientific Corp.*	461,128
405	Carl Zeiss Meditec AG	37,465
2,258	Cochlear Ltd.	486,581
624	Coloplast AS Class B	75,053
1,279	Cooper Cos., Inc.	120,622
4,327	Demant AS*	207,965
719	Dexcom, Inc.*	85,396
3,673	Edwards Lifesciences Corp.*	319,147

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
880	EssilorLuxottica SA	$ 197,343
16,006	Fisher & Paykel Healthcare Corp. Ltd.	290,247
2,666	Hologic, Inc.*	196,697
3,305	Hoya Corp.	402,328
1,124	IDEXX Laboratories, Inc.*	558,572
1,251	Insulet Corp.*	221,665
845	Intuitive Surgical, Inc.*	339,791
13,211	Koninklijke Philips NV*	360,857
3,189	Medtronic PLC	259,489
13,938	Olympus Corp.	219,974
461	Siemens Healthineers AG(a)	26,901
16,455	Smith & Nephew PLC	208,214
535	Sonova Holding AG	169,980
700	STERIS PLC	156,016
1,633	Straumann Holding AG	213,779
1,072	Stryker Corp.	365,648
11,943	Sysmex Corp.	204,487
157	Teleflex, Inc.	32,824
1,410	Terumo Corp.	24,018
1,309	Zimmer Biomet Holdings, Inc.	150,731

		7,477,767

Health Care Providers & Services – 0.2%
4,691	Cardinal Health, Inc.	465,676
2,398	Cencora, Inc.	543,315
7,105	Centene Corp.*	508,647
2,121	Cigna Group	730,939
10,106	CVS Health Corp.	602,318
1,814	DaVita, Inc.*	266,876
1,012	Elevance Health, Inc.	544,942
7,740	Fresenius Medical Care AG	330,144
10,756	Fresenius SE & Co. KGaA*	343,184
817	HCA Healthcare, Inc.	277,576
4,292	Henry Schein, Inc.*	297,607
645	Humana, Inc.	230,987
1,128	Labcorp Holdings, Inc.	219,858
1,166	McKesson Corp.	664,142
846	Molina Healthcare, Inc.*	266,135
1,822	Quest Diagnostics, Inc.	258,669
4,558	Sonic Healthcare Ltd.	74,191
3,601	UnitedHealth Group, Inc.	1,783,827
2,271	Universal Health Services, Inc. Class B	431,036

		8,840,069

Health Care REITs – 0.0%
1,263	Welltower, Inc.	130,935

Health Care Technology – 0.0%
580	ABIOMED, Inc.*(b)	592
1,967	Pro Medicus Ltd.	158,266

		158,858

Hotel & Resort REITs – 0.0%
15,902	Host Hotels & Resorts, Inc.	285,282

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA*	$ 83,850
764	Airbnb, Inc. Class A*	110,727
1,241	Amadeus IT Group SA	88,586
3,089	Aristocrat Leisure Ltd.	92,860
280	Booking Holdings, Inc.	1,057,378
6,456	Caesars Entertainment, Inc.*	229,575
9,953	Carnival Corp.*	150,091
109	Chipotle Mexican Grill, Inc.*	341,118
10,511	Compass Group PLC	295,109
1,302	Darden Restaurants, Inc.	195,808
678	Domino’s Pizza, Inc.	344,817
1,125	DoorDash, Inc. Class A*	123,874
3,786	DraftKings, Inc. Class A*	133,002
3,490	Entain PLC	30,412
493	Evolution AB(a)	53,180
2,849	Expedia Group, Inc.*	321,538
1,616	Hilton Worldwide Holdings, Inc.	324,170
471	Hyatt Hotels Corp. Class A	69,458
2,167	InterContinental Hotels Group PLC	220,056
7,807	La Francaise des Jeux SAEM(a)	281,056
156,831	Lottery Corp. Ltd.	510,711
1,120	Marriott International, Inc. Class A	258,910
1,960	McDonald’s Corp.	507,424
3,676	McDonald’s Holdings Co. Japan Ltd.	150,578
6,047	MGM Resorts International*	242,908
957	Restaurant Brands International, Inc.	65,623
1,422	Royal Caribbean Cruises Ltd.*	210,001
1,520	Sodexo SA	141,570
2,809	Starbucks Corp.	225,338
2,936	Whitbread PLC	111,339
1,102	Wynn Resorts Ltd.	104,558
4,820	Yum! Brands, Inc.	662,413
9,465	Zensho Holdings Co. Ltd.	372,676

		8,110,714

Household Durables – 0.1%
5,421	Barratt Developments PLC	35,152
2,865	Berkeley Group Holdings PLC	193,332
2,646	DR Horton, Inc.	391,079
1,657	Garmin Ltd.	271,499
3,537	Lennar Corp. Class A	567,158
38	NVR, Inc.*	291,868
19,755	Panasonic Holdings Corp.	174,493
4,138	PulteGroup, Inc.	485,470
1,672	SEB SA	207,255
10,313	Sekisui Chemical Co. Ltd.	148,019
5,968	Sekisui House Ltd.	134,385
1,454	Sony Group Corp.	119,374

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
14,283	Taylor Wimpey PLC	$ 27,041

		3,046,125

Household Products – 0.1%
2,228	Church & Dwight Co., Inc.	238,418
2,813	Clorox Co.	370,078
10,096	Colgate-Palmolive Co.	938,524
4,218	Essity AB Class B	108,370
2,469	Henkel AG & Co. KGaA	197,841
2,770	Kimberly-Clark Corp.	369,241
9,040	Procter & Gamble Co.	1,487,442
1,266	Reckitt Benckiser Group PLC	72,458
1,146	Unicharm Corp.	36,983

		3,819,355

Independent Power and Renewable Electricity Producers – 0.0%
892	RWE AG	33,900
9,756	Vistra Corp.	966,624

		1,000,524

Industrial Conglomerates – 0.1%
990	3M Co.	99,138
79,393	CK Hutchison Holdings Ltd.	387,683
3,762	DCC PLC	274,735
390	Hikari Tsushin, Inc.	64,015
3,116	Hitachi Ltd.	320,910
1,437	Honeywell International, Inc.	290,547
11,204	Jardine Matheson Holdings Ltd.	412,917
14,893	Keppel Ltd.	74,254
1,938	Siemens AG	373,532
5,247	Smiths Group PLC	116,104

		2,413,835

Industrial REITs – 0.0%
7,979	Goodman Group	179,324
29	Nippon Prologis REIT, Inc.	47,869
415	Prologis, Inc.	45,853

		273,046

Insurance – 0.4%
7,632	Admiral Group PLC	264,791
24,150	Aegon Ltd.	156,643
4,913	Aflac, Inc.	441,531
4,900	Ageas SA	244,450
1,925	Allianz SE	563,520
1,197	Allstate Corp.	200,521
1,532	American Financial Group, Inc.	199,022
7,253	American International Group, Inc.	571,681
619	Aon PLC Class A	174,335
4,134	Arch Capital Group Ltd.*	424,272
1,356	Arthur J Gallagher & Co.	343,515
3,655	ASR Nederland NV	176,896

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
19,457	Assicurazioni Generali SpA	$ 500,796
1,611	Assurant, Inc.	279,460
26,038	Aviva PLC	159,928
9,995	AXA SA	360,884
634	Baloise Holding AG	109,539
3,029	Brown & Brown, Inc.	271,126
2,072	Chubb Ltd.	561,139
2,966	Cincinnati Financial Corp.	348,742
3,758	Dai-ichi Life Holdings, Inc.	101,113
630	Erie Indemnity Co. Class A	228,331
1,008	Everest Group Ltd.	394,057
320	Fairfax Financial Holdings Ltd.	360,233
3,596	Fidelity National Financial, Inc.	181,095
4,181	Gjensidige Forsikring ASA	73,371
4,402	Great-West Lifeco, Inc.	132,033
706	Hannover Rueck SE	175,518
4,770	Hartford Financial Services Group, Inc.	493,456
1,032	Helvetia Holding AG	138,775
2,804	iA Financial Corp., Inc.	182,565
30,938	Insurance Australia Group Ltd.	128,142
574	Intact Financial Corp.	96,038
16,408	Japan Post Holdings Co. Ltd.	158,444
7,878	Japan Post Insurance Co. Ltd.	151,820
16,049	Legal & General Group PLC	51,472
6,962	Loews Corp.	534,682
11,871	Manulife Financial Corp.	308,326
272	Markel Group, Inc.*	446,512
3,816	Marsh & McLennan Cos., Inc.	792,125
38,138	Medibank Pvt Ltd.	94,774
1,888	MetLife, Inc.	136,635
6,429	MS&AD Insurance Group Holdings, Inc.	133,723
839	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	418,408
5,526	NN Group NV	257,838
5,366	Phoenix Group Holdings PLC	34,145
25,471	Poste Italiane SpA(a)	349,895
8,066	Power Corp. of Canada	234,177
4,489	Principal Financial Group, Inc.	368,278
1,954	Progressive Corp.	412,646
3,006	Prudential Financial, Inc.	361,772
2,441	Prudential PLC	23,382
20,082	QBE Insurance Group Ltd.	238,757
2,479	Sampo OYJ Class A	106,113
7,908	Sompo Holdings, Inc.	167,371
2,152	Sun Life Financial, Inc.	107,857
19,612	Suncorp Group Ltd.	208,304
264	Swiss Life Holding AG	184,569
2,917	Swiss Re AG	371,999

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,106	T&D Holdings, Inc.	$ 56,151
3,338	Talanx AG	266,261
4,749	Tokio Marine Holdings, Inc.	164,530
1,635	Travelers Cos., Inc.	352,670
5,405	Tryg AS	111,278
3,722	W R Berkley Corp.	301,594
505	Willis Towers Watson PLC	128,921
608	Zurich Insurance Group AG	319,994

		17,392,941

Interactive Media & Services – 0.5%
26,214	Alphabet, Inc. Class C*	4,560,187
30,273	Alphabet, Inc. Class A*	5,222,093
60,619	Auto Trader Group PLC(a)	637,680
5,480	CAR Group Ltd.	127,961
10,691	Match Group, Inc.*	327,465
12,015	Meta Platforms, Inc. Class A	5,608,963
14,343	Pinterest, Inc. Class A*	595,091
1,605	REA Group Ltd.	200,718
1,348	Scout24 SE(a)	101,401
5,944	Snap, Inc. Class A*	89,279

		17,470,838

IT Services – 0.2%
3,278	Accenture PLC Class A	925,347
5,335	Akamai Technologies, Inc.*	492,100
4,985	Bechtle AG*	243,318
933	Capgemini SE	189,028
2,427	CGI, Inc.*	239,664
879	Cloudflare, Inc. Class A*	59,499
10,239	Cognizant Technology Solutions Corp. Class A	677,310
1,838	EPAM Systems, Inc.*	327,035
6,820	Fujitsu Ltd.	98,760
1,231	Gartner, Inc.*	516,614
4,399	GoDaddy, Inc. Class A*	614,232
6,091	International Business Machines Corp.	1,016,283
293	MongoDB, Inc.*	69,166
2,626	NEC Corp.	195,474
1,099	Obic Co. Ltd.	142,677
2,039	Okta, Inc.*	180,819
7,600	Otsuka Corp.	144,303
10,270	SCSK Corp.	194,671
1,360	Shopify, Inc. Class A*	80,485
4,278	TIS, Inc.	78,247
10,279	Twilio, Inc. Class A*	590,015
4,303	VeriSign, Inc.*	750,099
2,263	Wix.com Ltd.*	364,569

		8,189,715

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	60,256
2,920	BRP, Inc.	182,448

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – (continued)
170	Shimano, Inc.	$ 27,744

		270,448

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	134,192
12,301	Avantor, Inc.*	296,208
918	Bio-Rad Laboratories, Inc. Class A*	263,337
380	Bio-Techne Corp.	29,332
849	Charles River Laboratories International, Inc.*	176,965
1,747	Danaher Corp.	448,630
692	Eurofins Scientific SE	41,771
719	IQVIA Holdings, Inc.*	157,526
399	Mettler-Toledo International, Inc.*	560,232
3,317	Qiagen NV*	142,015
920	Thermo Fisher Scientific, Inc.	522,542
761	Waters Corp.*	235,073
349	West Pharmaceutical Services, Inc.	115,662

		3,123,485

Machinery – 0.2%
1,239	Alfa Laval AB	57,581
8,068	Atlas Copco AB Class A	155,424
5,508	Atlas Copco AB Class B	91,447
1,787	Caterpillar, Inc.	604,935
1,302	Cummins, Inc.	366,812
2,667	Daimler Truck Holding AG	114,111
669	Deere & Co.	250,714
659	Dover Corp.	121,137
1,651	Epiroc AB Class A	34,655
1,494	Epiroc AB Class B	28,060
3,802	Fortive Corp.	283,021
1,741	GEA Group AG	72,885
1,740	Graco, Inc.	140,505
740	Hoshizaki Corp.	26,574
4,180	Husqvarna AB Class B	34,807
668	IDEX Corp.	139,371
1,789	Illinois Tool Works, Inc.	434,280
2,410	Ingersoll Rand, Inc.	224,250
2,698	Knorr-Bremse AG	207,781
3,086	Komatsu Ltd.	90,701
12,160	Mitsubishi Heavy Industries Ltd.	106,373
606	Nordson Corp.	142,240
3,723	Otis Worldwide Corp.	369,322
3,196	PACCAR, Inc.	343,570
584	Parker-Hannifin Corp.	310,408
1,571	Pentair PLC	127,848
531	Rational AG	453,137
2,893	Sandvik AB	63,878
239	Schindler Holding AG	61,155
9,295	SKF AB Class B	204,213

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,438	Snap-on, Inc.	$ 392,373
1,680	Stanley Black & Decker, Inc.	146,446
14,880	Techtronic Industries Co. Ltd.	183,050
2,687	Toro Co.	215,471
851	Toyota Industries Corp.	80,258
1,026	Trelleborg AB Class B	40,147
343	VAT Group AG(a)	188,097
9,404	Volvo AB Class B	253,108
5,098	Volvo AB Class A	138,546
2,006	Wartsila OYJ Abp	42,060
2,660	Westinghouse Air Brake Technologies Corp.	450,152
1,018	Xylem, Inc.	143,558
676	Yaskawa Electric Corp.	25,886

		7,960,347

Marine Transportation – 0.0%
9,339	Kawasaki Kisen Kaisha Ltd.	138,799
1,387	Kuehne & Nagel International AG	393,357
3,287	Mitsui OSK Lines Ltd.	108,348
5,376	Nippon Yusen KK	170,409

		810,913

Media – 0.1%
950	Charter Communications, Inc. Class A*	272,764
18,672	Comcast Corp. Class A	747,440
2,322	Dentsu Group, Inc.	61,467
12,017	Fox Corp. Class A	413,745
12,970	Fox Corp. Class B	414,262
12,824	Informa PLC	139,577
11,049	News Corp. Class A	300,422
2,289	Omnicom Group, Inc.	212,786
12,516	Paramount Global Class B	149,066
1,842	Publicis Groupe SA	206,902
814	Trade Desk, Inc. Class A*	75,523
17,940	Vivendi SE	197,555
13,713	WPP PLC	143,535

		3,335,044

Metals & Mining – 0.1%
661	Agnico Eagle Mines Ltd.	45,079
12,151	ArcelorMittal SA	320,575
9,041	BHP Group Ltd.	269,081
24,055	BlueScope Steel Ltd.	339,462
21,863	Cleveland-Cliffs, Inc.*	377,793
11,709	Fortescue Ltd.	193,493
41,127	Glencore PLC	253,494
2,990	Ivanhoe Mines Ltd. Class A*	43,173
14,609	JFE Holdings, Inc.	221,173
8,691	Nippon Steel Corp.	190,265
6,003	Northern Star Resources Ltd.	57,390
1,944	Nucor Corp.	328,244
76,206	Pilbara Minerals Ltd.	194,003

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
839	Reliance, Inc.	$ 252,354
1,184	Rio Tinto Ltd.	101,841
2,057	Steel Dynamics, Inc.	275,371
11,694	voestalpine AG	342,272

		3,805,063

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
2,641	Annaly Capital Management, Inc.	52,028

Multi-Utilities – 0.1%
1,143	Ameren Corp.	83,862
1,051	Canadian Utilities Ltd. Class A	23,966
4,529	CenterPoint Energy, Inc.	138,180
154,614	Centrica PLC	280,641
1,778	CMS Energy Corp.	111,890
1,452	Consolidated Edison, Inc.	137,287
883	DTE Energy Co.	102,896
15,485	E.ON SE	207,377
10,385	Engie SA	175,939
7,712	National Grid PLC	87,377
4,214	NiSource, Inc.	122,459
1,971	Public Service Enterprise Group, Inc.	149,323
30,974	Sembcorp Industries Ltd.	117,045
1,666	Sempra	128,332
2,117	Veolia Environnement SA	70,870
1,182	WEC Energy Group, Inc.	95,777

		2,033,221

Office REITs – 0.0%
3,737	Boston Properties, Inc.	226,724
30	Japan Real Estate Investment Corp.	98,927
25	Nippon Building Fund, Inc.	93,361

		419,012

Oil, Gas & Consumable Fuels – 0.4%
1,678	Aker BP ASA	43,321
9,512	Ampol Ltd.	220,571
2,465	APA Corp.	75,256
8,934	ARC Resources Ltd.	169,051
74,673	BP PLC	467,116
1,981	Cameco Corp.	109,926
2,489	Canadian Natural Resources Ltd.	191,202
20,765	Cenovus Energy, Inc.	432,836
1,541	Cheniere Energy, Inc.	243,154
526	Chesapeake Energy Corp.	47,829
6,694	Chevron Corp.	1,086,436
3,363	ConocoPhillips	391,722
2,636	Coterra Energy, Inc.	75,179
1,718	Devon Energy Corp.	84,319
822	Diamondback Energy, Inc.	163,792
4,566	Enbridge, Inc.	166,935

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
38,472	ENEOS Holdings, Inc.	$ 198,909
25,257	Eni SpA	398,918
2,700	EOG Resources, Inc.	336,285
6,187	Equinor ASA	179,595
15,739	Exxon Mobil Corp.	1,845,555
6,773	Galp Energia SGPS SA	142,430
7,532	HF Sinclair Corp.	415,992
20,609	Idemitsu Kosan Co. Ltd.	141,122
3,057	Imperial Oil Ltd.	215,994
15,883	Inpex Corp.	245,071
3,672	Keyera Corp.	97,232
11,843	Kinder Morgan, Inc.	230,820
9,397	Marathon Oil Corp.	272,137
3,111	Marathon Petroleum Corp.	549,434
10,336	MEG Energy Corp.*	224,397
3,575	Occidental Petroleum Corp.	223,437
1,196	OMV AG	60,444
3,075	ONEOK, Inc.	249,075
4,513	Ovintiv, Inc.	233,187
9,898	Parkland Corp.	285,622
3,969	Pembina Pipeline Corp.	147,438
3,469	Phillips 66	492,980
20,348	Repsol SA	332,175
26,297	Santos Ltd.	133,618
22,726	Shell PLC	820,289
8,755	Suncor Energy, Inc.	357,150
1,686	Targa Resources Corp.	199,336
2,158	TC Energy Corp.	83,220
10,018	TotalEnergies SE	733,963
3,263	Valero Energy Corp.	512,748
8,726	Williams Cos., Inc.	362,216
1,131	Woodside Energy Group Ltd.	20,928

		14,710,362

Paper & Forest Products – 0.0%
1,699	Holmen AB Class B	71,151
5,440	Mondi PLC	108,207

		179,358

Passenger Airlines – 0.0%
10,622	Air Canada*	141,840
12,626	ANA Holdings, Inc.	240,502
1,911	Delta Air Lines, Inc.	97,499
43,662	Deutsche Lufthansa AG	305,808
16,075	Japan Airlines Co. Ltd.	270,141
65,033	Singapore Airlines Ltd.	326,564

		1,382,354

Personal Products – 0.1%
1,503	Beiersdorf AG	235,636
2,065	Estee Lauder Cos., Inc. Class A	254,738
27,566	Haleon PLC	114,548
1,419	Kao Corp.	62,153
13,298	Kenvue, Inc.	256,651

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – (continued)
1,365	L’Oreal SA	$ 673,764
13,489	Shiseido Co. Ltd.	428,103
5,125	Unilever PLC	280,661

		2,306,254

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	103,615
4,594	AstraZeneca PLC	714,133
2,853	Bayer AG	87,773
17,381	Bristol-Myers Squibb Co.	714,185
2,849	Chugai Pharmaceutical Co. Ltd.	86,683
2,565	Daiichi Sankyo Co. Ltd.	90,542
6,045	Eisai Co. Ltd.	259,509
3,418	Eli Lilly & Co.	2,803,922
28,700	GSK PLC	643,971
14,329	Hikma Pharmaceuticals PLC	354,264
4,866	Ipsen SA	638,347
9,498	Johnson & Johnson	1,393,072
11,753	Merck & Co., Inc.	1,475,472
7,943	Novartis AG	822,084
13,543	Novo Nordisk AS Class B	1,834,915
10,971	Ono Pharmaceutical Co. Ltd.	158,870
6,750	Orion OYJ Class B	274,507
4,870	Otsuka Holdings Co. Ltd.	201,060
6,341	Pfizer, Inc.	181,733
2,146	Recordati Industria Chimica e Farmaceutica SpA	113,272
3,285	Roche Holding AG	852,955
17,816	Royalty Pharma PLC Class A	488,336
4,691	Sanofi SA	459,258
3,148	Shionogi & Co. Ltd.	141,827
8,514	Takeda Pharmaceutical Co. Ltd.	226,685
38,675	Teva Pharmaceutical Industries Ltd.*	654,768
1,061	UCB SA	148,827
74,964	Viatris, Inc.	794,618
1,985	Zoetis, Inc.	336,577

		17,055,780

Professional Services – 0.1%
892	Adecco Group AG	33,852
1,603	Automatic Data Processing, Inc.	392,607
1,337	Booz Allen Hamilton Holding Corp.	203,505
1,277	Broadridge Financial Solutions, Inc.	256,383
1,794	Bureau Veritas SA	54,030
6,818	Computershare Ltd.	120,508
2,019	Experian PLC	93,557
2,048	Intertek Group PLC	125,695
1,338	Jacobs Solutions, Inc.	186,437
2,349	Leidos Holdings, Inc.	345,420

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,498	Paychex, Inc.	$ 180,000
146	Paycom Software, Inc.	21,217
8,487	Randstad NV	448,553
14,085	Recruit Holdings Co. Ltd.	711,037
12,346	RELX PLC	541,580
4,372	SGS SA	407,144
3,721	SS&C Technologies Holdings, Inc.	230,888
1,622	Teleperformance SE	185,544
629	Thomson Reuters Corp.	108,240
1,342	Verisk Analytics, Inc.	339,231
3,045	Wolters Kluwer NV	485,645

		5,471,073

Real Estate Management & Development – 0.0%
764	Azrieli Group Ltd.	46,220
972	Daito Trust Construction Co. Ltd.	102,658
3,501	Daiwa House Industry Co. Ltd.	93,150
398	FirstService Corp.	58,432
15,209	Hongkong Land Holdings Ltd.	51,701
11,490	Hulic Co. Ltd.	106,435
4,378	Mitsubishi Estate Co. Ltd.	73,830
7,257	Mitsui Fudosan Co. Ltd.	66,670
799	Nomura Real Estate Holdings, Inc.	20,600
20,568	Sino Land Co. Ltd.	21,889
5,242	Swire Pacific Ltd. Class A	45,630
950	Swiss Prime Site AG	87,990
1,753	Vonovia SE	55,107

		830,312

Residential REITs – 0.0%
3,543	American Homes 4 Rent Class A	127,690
637	AvalonBay Communities, Inc.	122,737
1,446	Camden Property Trust	148,432
2,009	Equity LifeStyle Properties, Inc.	126,105
1,736	Equity Residential	112,892
304	Essex Property Trust, Inc.	78,976
3,571	Invitation Homes, Inc.	124,235
628	Mid-America Apartment Communities, Inc.	83,970
929	Sun Communities, Inc.	109,613
2,196	UDR, Inc.	84,809

		1,119,459

Retail REITs – 0.0%
16,556	CapitaLand Integrated Commercial Trust	24,115
1,951	Kimco Realty Corp.	37,771
2,526	Klepierre SA	73,319
2,647	Realty Income Corp.	140,450

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retail REITs – (continued)
2,049	Regency Centers Corp.	$ 125,809
16,689	Scentre Group	35,216
1,388	Simon Property Group, Inc.	210,018
574	Unibail-Rodamco-Westfield	50,575

		697,273

Semiconductors & Semiconductor Equipment – 0.8%
4,336	Advanced Micro Devices, Inc.*	723,678
8,856	Advantest Corp.	294,804
1,744	Analog Devices, Inc.	408,951
5,725	Applied Materials, Inc.	1,231,333
149	ASM International NV	104,853
1,234	ASML Holding NV	1,180,654
999	BE Semiconductor Industries NV	148,619
1,624	Broadcom, Inc.	2,157,565
404	Disco Corp.	158,917
1,287	Enphase Energy, Inc.*	164,607
9,431	Intel Corp.	290,946
823	KLA Corp.	625,093
799	Lam Research Corp.	745,020
179	Lasertec Corp.	46,024
5,831	Lattice Semiconductor Corp.*	432,893
285	Marvell Technology, Inc.	19,611
4,515	Microchip Technology, Inc.	438,993
3,131	Micron Technology, Inc.	391,375
404	Monolithic Power Systems, Inc.	297,195
14,615	NVIDIA Corp.	16,022,863
1,326	NXP Semiconductors NV	360,805
3,104	ON Semiconductor Corp.*	226,716
6,751	Qorvo, Inc.*	664,231
6,497	QUALCOMM, Inc.	1,325,713
7,939	Renesas Electronics Corp.	146,289
377	SCREEN Holdings Co. Ltd.	36,062
8,173	Skyworks Solutions, Inc.	757,310
3,195	STMicroelectronics NV	134,920
4,611	SUMCO Corp.	69,319
2,353	Teradyne, Inc.	331,632
3,229	Texas Instruments, Inc.	629,687
1,460	Tokyo Electron Ltd.	310,044

		30,876,722

Software – 0.9%
2,485	Adobe, Inc.*	1,105,229
78	ANSYS, Inc.*	24,761
4,518	AppLovin Corp. Class A*	368,127
1,114	Aspen Technology, Inc.*	234,664
2,935	Atlassian Corp. Class A*	460,384
1,887	Autodesk, Inc.*	380,419
574	Bentley Systems, Inc. Class B	28,838
2,856	Cadence Design Systems, Inc.*	817,701

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,320	Check Point Software Technologies Ltd.*	$ 198,660
2,243	Confluent, Inc. Class A*	58,251
291	Constellation Software, Inc.	809,422
708	Crowdstrike Holdings, Inc. Class A*	222,078
421	CyberArk Software Ltd.*	96,514
1,730	Dassault Systemes SE	70,310
1,799	Datadog, Inc. Class A*	198,214
1,453	Descartes Systems Group, Inc.*	134,176
14,081	DocuSign, Inc.*	770,794
1,986	Dynatrace, Inc.*	90,820
538	Fair Isaac Corp.*	693,982
7,926	Fortinet, Inc.*	470,170
15,936	Gen Digital, Inc.	395,691
821	HubSpot, Inc.*	501,672
1,236	Intuit, Inc.	712,480
3,121	Manhattan Associates, Inc.*	685,184
40,435	Microsoft Corp.	16,785,781
56	MicroStrategy, Inc. Class A*	85,371
978	Monday.com Ltd.*	220,940
4,572	Nemetschek SE	420,143
289	Nice Ltd.*	53,365
2,445	Open Text Corp.	71,541
5,184	Oracle Corp.	580,464
9,079	Palantir Technologies, Inc. Class A*	196,833
1,143	Palo Alto Networks, Inc.*	337,082
1,815	PTC, Inc.*	319,876
864	Roper Technologies, Inc.	460,305
31,964	Sage Group PLC	419,865
4,074	Salesforce, Inc.	955,109
3,600	SAP SE	656,490
902	ServiceNow, Inc.*	592,551
943	Synopsys, Inc.*	528,834
3,204	Trend Micro, Inc.	145,008
291	Tyler Technologies, Inc.*	139,785
1,472	UiPath, Inc. Class A*	18,047
1,428	Unity Software, Inc.*	26,090
1,656	WiseTech Global Ltd.	107,631
520	Workday, Inc. Class A*	109,954
3,803	Xero Ltd.*	345,290
9,038	Zoom Video Communications, Inc. Class A*	554,391
500	Zscaler, Inc.*	84,980

		33,744,267

Specialized REITs – 0.0%
889	Digital Realty Trust, Inc.	129,207
3,525	Gaming & Leisure Properties, Inc.	158,273
2,073	Iron Mountain, Inc.	167,270
209	Public Storage	57,230

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – (continued)
4,966	VICI Properties, Inc.	$ 142,574
3,266	Weyerhaeuser Co.	98,078

		752,632

Specialty Retail – 0.3%
291	AutoZone, Inc.*	806,053
5,393	Avolta AG	218,978
12,523	Bath & Body Works, Inc.	650,445
8,630	Best Buy Co., Inc.	731,997
1,696	Burlington Stores, Inc.*	407,125
3,723	Dick’s Sporting Goods, Inc.	847,504
685	Fast Retailing Co. Ltd.	175,927
21,312	H & M Hennes & Mauritz AB Class B	376,843
5,435	Home Depot, Inc.	1,820,018
9,605	Industria de Diseno Textil SA	456,733
332,012	JD Sports Fashion PLC	545,687
113,677	Kingfisher PLC	384,843
4,162	Lowe’s Cos., Inc.	921,009
613	Nitori Holdings Co. Ltd.	67,532
759	O’Reilly Automotive, Inc.*	731,114
2,704	Ross Stores, Inc.	377,911
9,974	TJX Cos., Inc.	1,028,319
1,832	Tractor Supply Co.	522,651
1,871	Ulta Beauty, Inc.*	739,213
2,153	Williams-Sonoma, Inc.	631,303
11,957	Zalando SE*(a)	317,569
23,704	ZOZO, Inc.	552,918

		13,311,692

Technology Hardware, Storage & Peripherals – 0.5%
82,587	Apple, Inc.	15,877,351
12,980	Brother Industries Ltd.	249,820
5,694	Canon, Inc.	165,707
3,848	Dell Technologies, Inc. Class C	537,027
5,250	FUJIFILM Holdings Corp.	119,888
27,060	Hewlett Packard Enterprise Co.	477,609
11,908	HP, Inc.	434,642
3,335	Logitech International SA	333,798
2,911	NetApp, Inc.	350,572
2,514	Pure Storage, Inc. Class A*	151,569
40,760	Ricoh Co. Ltd.	366,026
1,016	Seagate Technology Holdings PLC	94,732
12,602	Seiko Epson Corp.	203,621
274	Super Micro Computer, Inc.*	214,956
1,667	Western Digital Corp.*	125,508

		19,702,826

Textiles, Apparel & Luxury Goods – 0.2%
2,024	adidas AG	512,619
2,858	Asics Corp.	158,766
28,417	Burberry Group PLC	376,928

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
845	Cie Financiere Richemont SA Class A	$ 135,975
886	Deckers Outdoor Corp.*	969,213
212	Hermes International SCA	503,207
231	Kering SA	79,860
1,744	Lululemon Athletica, Inc.*	544,110
741	LVMH Moet Hennessy Louis Vuitton SE	592,610
4,096	Moncler SpA	273,324
6,694	NIKE, Inc. Class B	636,265
3,342	Pandora AS	548,958
7,838	Puma SE	407,042
2,227	Swatch Group AG	150,536

		5,889,413

Tobacco – 0.0%
5,737	Altria Group, Inc.	265,336
10,771	British American Tobacco PLC	333,091
9,372	Imperial Brands PLC	232,886
7,232	Japan Tobacco, Inc.	205,192
4,889	Philip Morris International, Inc.	495,647

		1,532,152

Trading Companies & Distributors – 0.2%
1,283	AerCap Holdings NV	118,947
554	Ashtead Group PLC	40,577
3,160	Brenntag SE	227,633
4,683	Bunzl PLC	176,059
11,927	Fastenal Co.	786,943
3,250	Ferguson PLC	668,655
252	IMCD NV	38,456
5,486	ITOCHU Corp.	258,975
23,125	Marubeni Corp.	452,916
13,542	Mitsubishi Corp.	285,823
7,370	Mitsui & Co. Ltd.	375,238
31,199	MonotaRO Co. Ltd.	329,569
4,061	Reece Ltd.	70,486
5,821	Rexel SA	176,899
4,679	Seven Group Holdings Ltd.	122,643
11,090	Sumitomo Corp.	288,589
542	Toromont Industries Ltd.	47,338
4,243	Toyota Tsusho Corp.	259,116
285	United Rentals, Inc.	190,782
609	Watsco, Inc.	289,214
894	WW Grainger, Inc.	823,785

		6,028,643

Transportation Infrastructure – 0.0%
589	Aena SME SA(a)	115,186
5,223	Getlink SE	92,043
7,996	Transurban Group	66,823

		274,052

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.0%
521	American Water Works Co., Inc.	$ 68,131
1,536	Essential Utilities, Inc.	57,953
1,516	Severn Trent PLC	46,324
3,834	United Utilities Group PLC	49,941

		222,349

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	173,099
799	Rogers Communications, Inc. Class B	32,284
20,131	SoftBank Corp.	241,375
1,250	SoftBank Group Corp.	72,334
3,653	Tele2 AB Class B	35,726
2,261	T-Mobile U.S., Inc.	395,584
364,213	Vodafone Group PLC	352,121

		1,302,523

TOTAL COMMON STOCKS (Cost $286,051,821)		$ 402,488,989

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
353	6.822%	$ 34,126
Porsche Automobil Holding SE
1,680	5.087	92,700

		126,826

Household Products – 0.0%
Henkel AG & Co. KGaA
2,622	2.229	237,371

TOTAL PREFERRED STOCKS (Cost $329,189)		$ 364,197

Units	Expiration Date	Value

Warrants*(b) – 0.0%
Constellation Software, Inc.
264	03/31/40	$ —
(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 80.6%
103,996	Energy Select Sector SPDR Fund	$ 9,692,427

Shares	Description	Value

Exchange Traded Funds – (continued)
1,433,474	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 45,742,155
9,082,213	Goldman Sachs MarketBeta International Equity ETF(c)	522,499,714
9,394,128	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF(c)	436,454,945
10,198,774	Goldman Sachs MarketBeta Russell 1000 Value Equity ETF(c)	463,740,294
10,620,681	Goldman Sachs MarketBeta U.S. Equity ETF(c)	767,556,616
237,452	Industrial Select Sector SPDR Fund	29,327,697
1,350,669	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	18,976,899
3,521,030	iShares Core MSCI EAFE ETF	265,661,713
7,953,826	iShares Core MSCI Emerging Markets ETF	418,291,709
2,808,535	iShares MSCI EAFE Small-Cap ETF	181,234,764

TOTAL EXCHANGE TRADED FUNDS (Cost $2,745,744,713)		$3,159,178,933

Shares	Dividend Rate	Value

Investment Company(c) – 4.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
187,472,302	5.227%	$ 187,472,302
(Cost $187,472,302)

Securities Lending Reinvestment Vehicle(c) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,937,891	5.227%	$ 17,937,891
(Cost $17,937,890)

TOTAL INVESTMENTS – 96.1% (Cost $3,237,535,915)		$3,767,442,312

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		151,391,961

NET ASSETS – 100.0%		$3,918,834,273

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	4,710,000	USD	3,070,660	06/20/24	$65,011
	CAD	8,390,000	USD	6,147,502	06/20/24	10,675
	CHF	3,850,000	USD	4,235,783	06/20/24	40,817
	DKK	16,100,000	USD	2,323,609	06/20/24	21,121
	EUR	11,810,000	USD	12,692,592	06/20/24	133,220
	GBP	2,630,000	USD	3,295,858	06/20/24	55,764
	ILS	720,000	USD	193,264	06/20/24	1,232
	JPY	188,000,000	USD	1,198,407	06/20/24	761
	NOK	3,400,000	USD	310,684	06/20/24	13,404
	NZD	100,000	USD	59,517	06/20/24	1,953
	SEK	10,350,000	USD	961,143	06/20/24	23,327
	SGD	200,000	USD	147,252	06/20/24	910
	USD	60,744,935	CHF	52,940,000	06/20/24	1,938,904
	USD	22,463,039	DKK	152,640,000	06/20/24	233,253
	USD	206,109,229	EUR	188,280,000	06/20/24	1,634,706
	USD	84,279,487	GBP	65,980,000	06/20/24	195,834
	USD	12,590,722	HKD	98,240,000	06/20/24	21,023
	USD	2,534,690	ILS	9,080,000	06/20/24	81,875
	USD	185,643,391	JPY	27,149,000,000	06/20/24	12,472,111
	USD	3,553,714	NOK	37,000,000	06/20/24	26,870
	USD	1,133,556	NZD	1,840,000	06/20/24	2,504
	USD	18,877,395	SEK	192,975,000	06/20/24	522,021
	USD	7,485,368	SGD	9,960,000	06/20/24	106,899

TOTAL						$17,604,195

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,140,000	USD	758,987	06/20/24	$(35)
	CAD	50,870,000	USD	37,755,207	06/20/24	(417,130)
	GBP	480,000	USD	611,854	06/20/24	(152)
	HKD	8,190,000	USD	1,048,495	06/20/24	(594)
	ILS	520,000	USD	141,113	06/20/24	(643)
	JPY	1,890,000,000	USD	12,529,320	06/20/24	(473,858)
	NOK	400,000	USD	38,136	06/20/24	(8)
	NZD	80,000	USD	49,178	06/20/24	(2)
	SGD	260,000	USD	192,738	06/20/24	(128)
	USD	54,538,646	AUD	82,600,000	06/20/24	(452,106)
	USD	13,146,009	CHF	11,900,000	06/20/24	(72,573)
	USD	6,899,739	DKK	47,800,000	06/20/24	(61,633)
	USD	48,916,834	EUR	45,530,000	06/20/24	(529,337)
	USD	28,090,047	GBP	22,465,000	06/20/24	(538,920)
	USD	1,514,646	HKD	11,840,000	06/20/24	(269)
	USD	403,707	ILS	1,520,000	06/20/24	(6,896)
	USD	1,099,633	NOK	11,950,000	06/20/24	(39,443)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	315,108	NZD	530,000	06/20/24	$(10,684)
	USD	5,186,087	SEK	55,650,000	06/20/24	(107,224)
	USD	1,524,496	SGD	2,070,000	06/20/24	(8,981)

TOTAL						$(2,720,616)

FUTURES CONTRACTS — At May 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,651	06/21/24	$275,147,290	$(2,785,669)
S&P 500 E-Mini Index	1,348	06/21/24	356,916,700	5,679,653
S&P Toronto Stock Exchange 60 Index	501	06/20/24	98,101,089	1,013,845
Topix Index	100	06/13/24	17,626,300	377,241

TOTAL FUTURES CONTRACTS				$4,285,070

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$13.603	06/19/2024	2,626,000	$2,626,000	$3	$38,842	$(38,839)
Call CHF/Put NOK	MS & Co. Int. PLC	13.316	06/19/2024	5,834,000	5,834,000	6	81,898	(81,892)
Call CHF/Put NOK	MS & Co. Int. PLC	13.974	09/18/2024	2,258,000	2,258,000	60	40,093	(40,033)
Call CHF/Put NOK	MS & Co. Int. PLC	13.680	09/18/2024	4,899,000	4,899,000	375	82,950	(82,575)
Call CHF/Put NOK	MS & Co. Int. PLC	14.338	12/18/2024	2,005,000	2,005,000	871	39,730	(38,859)
Call CHF/Put NOK	MS & Co. Int. PLC	14.027	12/18/2024	4,295,000	4,295,000	3,337	81,551	(78,214)
Call CHF/Put NOK	MS & Co. Int. PLC	14.351	03/19/2025	3,894,000	3,894,000	7,159	80,630	(73,471)
Call CHF/Put NOK	MS & Co. Int. PLC	13.550	03/19/2025	3,683,000	3,683,000	18,322	53,326	(35,004)
Call CHF/Put SEK	MS & Co. Int. PLC	13.340	06/19/2024	3,072,000	3,072,000	3	41,597	(41,594)
Call CHF/Put SEK	MS & Co. Int. PLC	12.812	06/19/2024	6,819,000	6,819,000	8	76,601	(76,593)
Call CHF/Put SEK	MS & Co. Int. PLC	13.629	09/18/2024	2,656,000	2,656,000	147	42,495	(42,348)
Call CHF/Put SEK	MS & Co. Int. PLC	13.099	09/18/2024	5,736,000	5,736,000	2,161	77,418	(75,257)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call CHF/Put SEK	MS & Co. Int. PLC	$13.914	12/18/2024	2,364,000	$2,364,000	$1,480	$41,465	$(39,985)
Call CHF/Put SEK	MS & Co. Int. PLC	13.373	12/18/2024	5,027,000	5,027,000	8,864	77,505	(68,641)
Call CHF/Put SEK	MS & Co. Int. PLC	13.620	03/19/2025	4,557,000	4,557,000	14,570	75,970	(61,400)
Call CHF/Put SEK	MS & Co. Int. PLC	12.986	03/19/2025	4,271,000	4,271,000	31,604	51,606	(20,002)
Call JPY/Put KRW	MS & Co. Int. PLC	10.182	06/19/2024	222,951,000	222,951,000	1	17,611	(17,610)
Call JPY/Put KRW	MS & Co. Int. PLC	9.645	06/19/2024	500,728,000	500,728,000	25	34,991	(34,966)
Call JPY/Put KRW	MS & Co. Int. PLC	10.458	09/13/2024	192,722,000	192,722,000	475	17,527	(17,052)
Call JPY/Put KRW	MS & Co. Int. PLC	9.915	09/13/2024	421,929,000	421,929,000	3,944	34,290	(30,346)
Call JPY/Put KRW	MS & Co. Int. PLC	10.746	12/18/2024	169,714,000	169,714,000	1,975	17,553	(15,578)
Call JPY/Put KRW	MS & Co. Int. PLC	10.187	12/18/2024	366,013,000	366,013,000	9,368	33,815	(24,447)
Call JPY/Put KRW	MS & Co. Int. PLC	10.443	03/19/2025	329,211,000	329,211,000	12,148	33,144	(20,996)
Call JPY/Put KRW	MS & Co. Int. PLC	10.094	03/19/2025	401,662,000	401,662,000	22,243	29,406	(7,163)
Call USD/Put CAD	MS & Co. Int. PLC	1.430	06/18/2024	5,490,000	5,490,000	6	37,063	(37,057)
Call USD/Put CAD	MS & Co. Int. PLC	1.428	06/18/2024	13,306,000	13,306,000	13	76,749	(76,736)
Call USD/Put CAD	MS & Co. Int. PLC	1.446	09/18/2024	4,662,000	4,662,000	2,490	37,608	(35,118)
Call USD/Put CAD	MS & Co. Int. PLC	1.441	09/18/2024	11,028,000	11,028,000	7,025	76,600	(69,575)
Call USD/Put CAD	MS & Co. Int. PLC	1.462	12/18/2024	4,098,000	4,098,000	6,372	36,456	(30,084)
Call USD/Put CAD	MS & Co. Int. PLC	1.455	12/18/2024	9,427,000	9,427,000	16,865	75,812	(58,947)
Call USD/Put CAD	MS & Co. Int. PLC	1.465	03/19/2025	8,630,000	8,630,000	23,793	76,703	(52,910)
Call USD/Put CAD	MS & Co. Int. PLC	1.426	03/19/2025	10,203,000	10,203,000	55,229	70,962	(15,733)
Call USD/Put CLP	MS & Co. Int. PLC	1,099.850	06/18/2024	1,090,000	1,090,000	1	18,989	(18,988)
Call USD/Put CLP	MS & Co. Int. PLC	1,005.760	06/18/2024	2,321,000	2,321,000	302	36,372	(36,070)
Call USD/Put CLP	MS & Co. Int. PLC	1,127.970	09/17/2024	977,000	977,000	752	19,672	(18,920)
Call USD/Put CLP	MS & Co. Int. PLC	1,035.290	09/17/2024	2,030,000	2,030,000	8,234	36,788	(28,554)
Call USD/Put CLP	MS & Co. Int. PLC	1,154.490	12/18/2024	896,000	896,000	2,260	20,257	(17,997)
Call USD/Put CLP	MS & Co. Int. PLC	1,062.540	12/18/2024	1,833,000	1,833,000	13,287	38,174	(24,887)
Call USD/Put CLP	MS & Co. Int. PLC	1,089.090	03/19/2025	1,681,000	1,681,000	15,907	36,950	(21,043)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CLP	MS & Co. Int. PLC	$1,123.250	03/19/2025	2,937,000	$2,937,000	$20,486	$56,023	$(35,537)
Call USD/Put KRW	MS & Co. Int. PLC	1,441.840	06/18/2024	1,795,000	1,795,000	391	17,196	(16,805)
Call USD/Put KRW	MS & Co. Int. PLC	1,361.910	06/18/2024	3,968,000	3,968,000	65,869	34,859	31,010
Call USD/Put KRW	MS & Co. Int. PLC	1,456.720	09/13/2024	1,565,000	1,565,000	4,870	17,325	(12,455)
Call USD/Put KRW	MS & Co. Int. PLC	1,377.220	09/13/2024	3,386,000	3,386,000	54,758	35,299	19,459
Call USD/Put KRW	MS & Co. Int. PLC	1,474.710	12/18/2024	1,379,000	1,379,000	8,753	16,824	(8,071)
Call USD/Put KRW	MS & Co. Int. PLC	1,394.460	12/18/2024	2,952,000	2,952,000	52,705	34,996	17,709
Call USD/Put KRW	MS & Co. Int. PLC	1,408.090	03/19/2025	2,688,000	2,688,000	48,483	35,374	13,109
Call USD/Put KRW	MS & Co. Int. PLC	1,425.130	03/19/2025	3,291,000	3,291,000	49,546	32,021	17,525
Call USD/Put MXN	MS & Co. Int. PLC	21.228	06/18/2024	2,354,000	2,354,000	2	35,748	(35,746)
Call USD/Put MXN	MS & Co. Int. PLC	19.708	06/18/2024	5,428,000	5,428,000	43	70,721	(70,678)
Call USD/Put MXN	MS & Co. Int. PLC	22.007	09/18/2024	2,109,000	2,109,000	867	36,452	(35,585)
Call USD/Put MXN	MS & Co. Int. PLC	20.472	09/18/2024	4,681,000	4,681,000	6,582	73,356	(66,774)
Call USD/Put MXN	MS & Co. Int. PLC	22.858	12/18/2024	1,899,000	1,899,000	3,190	36,294	(33,104)
Call USD/Put MXN	MS & Co. Int. PLC	21.290	12/18/2024	4,099,000	4,099,000	14,937	75,868	(60,931)
Call USD/Put MXN	MS & Co. Int. PLC	21.999	03/19/2025	3,763,000	3,763,000	20,911	75,915	(55,004)
Call USD/Put MXN	MS & Co. Int. PLC	20.014	03/19/2025	3,648,000	3,648,000	47,198	48,701	(1,503)
Call USD/Put NOK	MS & Co. Int. PLC	12.099	06/18/2024	1,415,000	1,415,000	1	19,611	(19,610)
Call USD/Put NOK	MS & Co. Int. PLC	12.353	09/18/2024	1,219,000	1,219,000	241	19,695	(19,454)
Call USD/Put NOK	MS & Co. Int. PLC	12.604	12/18/2024	1,085,000	1,085,000	1,431	19,249	(17,818)
Call USD/Put NOK	MS & Co. Int. PLC	11.804	03/19/2025	1,333,000	1,333,000	10,353	16,929	(6,576)
Call USD/Put SEK	MS & Co. Int. PLC	11.214	06/18/2024	3,500,000	3,500,000	46	34,783	(34,737)
Call USD/Put SEK	MS & Co. Int. PLC	11.398	09/18/2024	2,958,000	2,958,000	6,301	34,863	(28,562)
Call USD/Put SEK	MS & Co. Int. PLC	11.584	12/18/2024	2,582,000	2,582,000	12,858	33,832	(20,974)
Call USD/Put SEK	MS & Co. Int. PLC	11.726	03/19/2025	2,358,000	2,358,000	16,589	33,337	(16,748)
Call USD/Put SEK	MS & Co. Int. PLC	11.327	03/19/2025	4,247,000	4,247,000	47,358	51,028	(3,670)

				2,819,237,000	$2,819,237,000	$786,454	$2,893,468	$(2,107,014)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
Put AUD/Call JPY	MS & Co. Int. PLC	$83.937	06/19/2024	4,097,000	$4,097,000	$3	$35,254	$(35,251)
Put AUD/Call JPY	MS & Co. Int. PLC	87.542	06/19/2024	9,788,000	9,788,000	7	74,250	(74,243)
Put AUD/Call JPY	MS & Co. Int. PLC	81.621	09/18/2024	3,462,000	3,462,000	502	35,541	(35,039)
Put AUD/Call JPY	MS & Co. Int. PLC	85.094	09/18/2024	8,023,000	8,023,000	2,573	73,749	(71,176)
Put AUD/Call JPY	MS & Co. Int. PLC	79.618	12/18/2024	3,068,000	3,068,000	2,298	35,557	(33,259)
Put AUD/Call JPY	MS & Co. Int. PLC	82.850	12/18/2024	6,870,000	6,870,000	8,145	71,979	(63,834)
Put AUD/Call JPY	MS & Co. Int. PLC	80.965	03/19/2025	6,230,000	6,230,000	13,182	72,667	(59,485)
Put AUD/Call JPY	MS & Co. Int. PLC	86.410	03/19/2025	9,762,000	9,762,000	36,548	89,071	(52,523)
Put AUD/Call USD	MS & Co. Int. PLC	0.592	06/18/2024	3,616,000	3,616,000	2	27,502	(27,500)
Put AUD/Call USD	MS & Co. Int. PLC	0.617	06/18/2024	8,364,000	8,364,000	22	53,851	(53,829)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	09/18/2024	3,048,000	3,048,000	728	27,779	(27,051)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	09/18/2024	6,886,000	6,886,000	5,846	54,268	(48,422)
Put AUD/Call USD	MS & Co. Int. PLC	0.578	12/18/2024	2,669,000	2,669,000	2,932	27,502	(24,570)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	12/18/2024	5,905,000	5,905,000	13,315	53,525	(40,210)
Put AUD/Call USD	MS & Co. Int. PLC	0.595	03/19/2025	5,355,000	5,355,000	18,260	54,157	(35,897)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	03/19/2025	4,492,000	4,492,000	21,606	35,750	(14,144)
Put CAD/Call JPY	MS & Co. Int. PLC	97.663	06/19/2024	3,095,000	3,095,000	2	27,601	(27,599)
Put CAD/Call JPY	MS & Co. Int. PLC	98.006	06/19/2024	7,530,000	7,530,000	6	55,355	(55,349)
Put CAD/Call JPY	MS & Co. Int. PLC	95.027	09/18/2024	2,633,000	2,633,000	427	28,397	(27,970)
Put CAD/Call JPY	MS & Co. Int. PLC	95.434	09/18/2024	6,197,000	6,197,000	1,123	55,141	(54,018)
Put CAD/Call JPY	MS & Co. Int. PLC	92.677	12/18/2024	2,337,000	2,337,000	1,746	27,914	(26,168)
Put CAD/Call JPY	MS & Co. Int. PLC	93.100	12/18/2024	5,316,000	5,316,000	4,283	53,320	(49,037)
Put CAD/Call JPY	MS & Co. Int. PLC	91.166	03/19/2025	4,835,000	4,835,000	7,517	54,282	(46,765)
Put CAD/Call JPY	MS & Co. Int. PLC	97.830	03/19/2025	5,785,000	5,785,000	21,693	50,534	(28,841)
Put NZD/Call JPY	MS & Co. Int. PLC	77.518	06/19/2024	3,169,000	3,169,000	2	24,333	(24,331)
Put NZD/Call JPY	MS & Co. Int. PLC	80.300	06/19/2024	7,671,000	7,671,000	5	54,215	(54,210)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call JPY	MS & Co. Int. PLC	$75.167	09/18/2024	2,700,000	$2,700,000	$292	$24,554	$(24,262)
Put NZD/Call JPY	MS & Co. Int. PLC	77.954	09/18/2024	6,347,000	6,347,000	1,463	54,306	(52,843)
Put NZD/Call JPY	MS & Co. Int. PLC	73.135	12/18/2024	2,416,000	2,416,000	1,503	24,849	(23,346)
Put NZD/Call JPY	MS & Co. Int. PLC	75.859	12/18/2024	5,477,000	5,477,000	5,353	52,894	(47,541)
Put NZD/Call JPY	MS & Co. Int. PLC	74.113	03/19/2025	4,993,000	4,993,000	9,085	53,658	(44,573)
Put NZD/Call JPY	MS & Co. Int. PLC	79.190	03/19/2025	8,108,000	8,108,000	27,262	66,145	(38,883)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	06/18/2024	3,908,000	3,908,000	2	27,035	(27,033)
Put NZD/Call USD	MS & Co. Int. PLC	0.565	06/18/2024	9,149,000	9,149,000	6	55,084	(55,078)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	09/18/2024	3,288,000	3,288,000	572	26,953	(26,381)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/18/2024	7,512,000	7,512,000	4,327	55,342	(51,015)
Put NZD/Call USD	MS & Co. Int. PLC	0.530	12/18/2024	2,888,000	2,888,000	2,496	26,638	(24,142)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	12/18/2024	6,445,000	6,445,000	11,370	54,793	(43,423)
Put NZD/Call USD	MS & Co. Int. PLC	0.544	03/19/2025	5,856,000	5,856,000	16,692	55,260	(38,568)
Put NZD/Call USD	MS & Co. Int. PLC	0.558	03/19/2025	4,857,000	4,857,000	20,911	35,043	(14,132)

				214,147,000	$214,147,000	$264,107	$1,866,048	$(1,601,941)

Total purchased option contracts				3,033,384,000	$3,033,384,000	$1,050,561	$4,759,516	$(3,708,955)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$5,000.000	06/21/2024	(27)	$(13,500,000)	$(14,472)	$(12,825)	$(1,647)
Euro Stoxx 50 Index	5,050.000	06/21/2024	(79)	(39,895,000)	(24,258)	(30,336)	6,078
Euro Stoxx 50 Index	5,100.000	06/21/2024	(32)	(16,320,000)	(5,000)	(15,760)	10,760
Euro Stoxx 50 Index	5,175.000	06/21/2024	(20)	(10,350,000)	(933)	(7,163)	6,230
Euro Stoxx 50 Index	5,200.000	06/21/2024	(27)	(14,040,000)	(820)	(8,410)	7,590
Euro Stoxx 50 Index	5,225.000	06/21/2024	(12)	(6,270,000)	(234)	(5,038)	4,804
Euro Stoxx 50 Index	5,050.000	07/19/2024	(18)	(9,090,000)	(11,933)	(10,147)	(1,786)
Euro Stoxx 50 Index	5,100.000	07/19/2024	(7)	(3,570,000)	(3,129)	(5,932)	2,803
Euro Stoxx 50 Index	5,125.000	07/19/2024	(26)	(13,325,000)	(9,338)	(9,048)	(290)
Euro Stoxx 50 Index	5,200.000	07/19/2024	(37)	(19,240,000)	(6,424)	(10,107)	3,683
Euro Stoxx 50 Index	5,225.000	07/19/2024	(67)	(35,007,500)	(8,942)	(28,286)	19,344
Euro Stoxx 50 Index	5,175.000	08/16/2024	(18)	(9,315,000)	(7,910)	(7,709)	(201)
Euro Stoxx 50 Index	5,225.000	08/16/2024	(7)	(3,657,500)	(2,119)	(2,945)	826

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
FTSE 100 Index	$8,125.000	06/21/2024	(9)	$(7,312,500)	$(21,962)	$(7,093)	$(14,869)
FTSE 100 Index	8,150.000	06/21/2024	(1)	(815,000)	(2,192)	(1,063)	(1,129)
FTSE 100 Index	8,200.000	06/21/2024	(10)	(8,200,000)	(17,266)	(10,156)	(7,110)
FTSE 100 Index	8,250.000	06/21/2024	(5)	(4,125,000)	(6,594)	(2,866)	(3,728)
FTSE 100 Index	8,300.000	06/21/2024	(9)	(7,470,000)	(8,831)	(8,198)	(633)
FTSE 100 Index	8,400.000	06/21/2024	(6)	(5,040,000)	(2,944)	(3,680)	736
FTSE 100 Index	8,600.000	06/21/2024	(4)	(3,440,000)	(331)	(2,825)	2,494
FTSE 100 Index	8,650.000	06/21/2024	(1)	(865,000)	(51)	(375)	323
FTSE 100 Index	8,400.000	07/19/2024	(2)	(1,680,000)	(2,268)	(1,947)	(321)
FTSE 100 Index	8,475.000	07/19/2024	(6)	(5,085,000)	(4,740)	(4,463)	(277)
FTSE 100 Index	8,500.000	07/19/2024	(4)	(3,400,000)	(2,778)	(2,855)	77
FTSE 100 Index	8,600.000	07/19/2024	(8)	(6,880,000)	(3,262)	(4,292)	1,030
FTSE 100 Index	8,700.000	07/19/2024	(15)	(13,050,000)	(3,441)	(10,910)	7,469
FTSE 100 Index	8,500.000	08/16/2024	(4)	(3,400,000)	(3,797)	(3,562)	(235)
FTSE 100 Index	8,625.000	08/16/2024	(1)	(862,500)	(542)	(667)	125
Nikkei 225 Index	39,500.000	06/14/2024	(1)	(3,950,000)	(700)	(2,174)	1,474
Nikkei 225 Index	39,750.000	06/14/2024	(6)	(23,850,000)	(2,823)	(13,474)	10,651
Nikkei 225 Index	40,000.000	06/14/2024	(3)	(12,000,000)	(858)	(4,202)	3,344
Nikkei 225 Index	40,125.000	06/14/2024	(4)	(16,050,000)	(941)	(6,966)	6,025
Nikkei 225 Index	40,750.000	06/14/2024	(1)	(4,075,000)	(76)	(4,020)	3,944
Nikkei 225 Index	41,500.000	06/14/2024	(10)	(41,500,000)	(318)	(23,075)	22,757
Nikkei 225 Index	42,000.000	06/14/2024	(2)	(8,400,000)	(38)	(9,900)	9,862
Nikkei 225 Index	42,625.000	06/14/2024	(3)	(12,787,500)	(38)	(5,745)	5,707
Nikkei 225 Index	40,000.000	07/12/2024	(11)	(44,000,000)	(17,137)	(32,199)	15,062
Nikkei 225 Index	40,125.000	07/12/2024	(5)	(20,062,500)	(6,836)	(11,372)	4,536
Nikkei 225 Index	40,500.000	07/12/2024	(6)	(24,300,000)	(5,914)	(11,893)	5,979
Nikkei 225 Index	40,375.000	08/09/2024	(1)	(4,037,500)	(2,321)	(3,709)	1,388
Nikkei 225 Index	40,500.000	08/09/2024	(2)	(8,100,000)	(4,260)	(5,604)	1,344
S&P 500 Index	5,300.000	06/05/2024	(30)	(15,900,000)	(37,050)	(69,164)	32,114
S&P 500 Index	5,350.000	06/12/2024	(10)	(5,350,000)	(16,650)	(37,290)	20,640
S&P 500 Index	5,425.000	06/18/2024	(29)	(15,732,500)	(17,980)	(61,681)	43,701
S&P 500 Index	5,410.000	06/26/2024	(29)	(15,689,000)	(42,775)	(45,631)	2,856
S&P 500 Index	5,225.000	06/28/2024	(9)	(4,702,500)	(102,825)	(35,181)	(67,644)
S&P 500 Index	5,280.000	06/28/2024	(7)	(3,696,000)	(52,745)	(30,933)	(21,812)
S&P 500 Index	5,290.000	06/28/2024	(5)	(2,645,000)	(34,575)	(24,037)	(10,538)
S&P 500 Index	5,360.000	06/28/2024	(7)	(3,752,000)	(23,870)	(22,883)	(987)
S&P 500 Index	5,400.000	06/28/2024	(5)	(2,700,000)	(10,325)	(18,495)	8,170
S&P 500 Index	5,420.000	06/28/2024	(1)	(542,000)	(1,545)	(1,609)	64
S&P 500 Index	5,455.000	06/28/2024	(6)	(3,273,000)	(5,340)	(14,664)	9,324
S&P 500 Index	5,425.000	07/31/2024	(2)	(1,085,000)	(9,280)	(8,478)	(802)
S&P 500 Index	5,470.000	07/31/2024	(4)	(2,188,000)	(12,740)	(18,756)	6,016
S&P 500 Index	5,490.000	07/31/2024	(8)	(4,392,000)	(21,520)	(21,592)	72
S&P 500 Index	5,525.000	07/31/2024	(6)	(3,315,000)	(11,460)	(20,514)	9,054

			(675)	$(573,279,500)	$(619,451)	$(783,899)	$164,447

Puts
Euro Stoxx 50 Index	4,750.000	06/21/2024	(68)	(32,300,000)	(7,009)	(43,485)	36,476
Euro Stoxx 50 Index	4,775.000	06/21/2024	(38)	(18,145,000)	(4,659)	(16,501)	11,842
Euro Stoxx 50 Index	4,800.000	06/21/2024	(32)	(15,360,000)	(4,722)	(28,976)	24,254
Euro Stoxx 50 Index	4,900.000	06/21/2024	(27)	(13,230,000)	(8,848)	(26,660)	17,812
Euro Stoxx 50 Index	4,925.000	06/21/2024	(12)	(5,910,000)	(4,779)	(9,686)	4,907
Euro Stoxx 50 Index	4,950.000	06/21/2024	(15)	(7,425,000)	(7,275)	(6,164)	(1,111)
Euro Stoxx 50 Index	5,000.000	06/21/2024	(4)	(2,000,000)	(2,839)	(1,908)	(931)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Euro Stoxx 50 Index	$4,750.000	07/19/2024	(18)	$(8,550,000)	$(5,156)	$(12,016)	$6,860
Euro Stoxx 50 Index	4,775.000	07/19/2024	(7)	(3,342,500)	(2,248)	(4,391)	2,143
Euro Stoxx 50 Index	4,900.000	07/19/2024	(26)	(12,740,000)	(15,206)	(15,540)	334
Euro Stoxx 50 Index	4,950.000	07/19/2024	(65)	(32,175,000)	(48,735)	(39,547)	(9,188)
Euro Stoxx 50 Index	4,975.000	07/19/2024	(39)	(19,402,500)	(33,092)	(24,892)	(8,200)
Euro Stoxx 50 Index	4,875.000	08/16/2024	(18)	(8,775,000)	(13,105)	(13,236)	131
Euro Stoxx 50 Index	4,950.000	08/16/2024	(7)	(3,465,000)	(6,798)	(5,602)	(1,196)
FTSE 100 Index	7,725.000	06/21/2024	(9)	(6,952,500)	(631)	(10,643)	10,012
FTSE 100 Index	7,750.000	06/21/2024	(1)	(775,000)	(76)	(1,000)	924
FTSE 100 Index	7,775.000	06/21/2024	(7)	(5,442,500)	(580)	(6,484)	5,904
FTSE 100 Index	7,800.000	06/21/2024	(3)	(2,340,000)	(268)	(2,795)	2,527
FTSE 100 Index	7,850.000	06/21/2024	(5)	(3,925,000)	(510)	(7,153)	6,643
FTSE 100 Index	7,950.000	06/21/2024	(9)	(7,155,000)	(1,376)	(7,523)	6,147
FTSE 100 Index	8,050.000	06/21/2024	(6)	(4,830,000)	(1,529)	(4,772)	3,243
FTSE 100 Index	8,275.000	06/21/2024	(4)	(3,310,000)	(4,001)	(2,851)	(1,150)
FTSE 100 Index	8,350.000	06/21/2024	(1)	(835,000)	(1,516)	(786)	(730)
FTSE 100 Index	7,950.000	07/19/2024	(2)	(1,590,000)	(854)	(2,184)	1,330
FTSE 100 Index	8,050.000	07/19/2024	(4)	(3,220,000)	(2,498)	(4,261)	1,763
FTSE 100 Index	8,125.000	07/19/2024	(6)	(4,875,000)	(4,970)	(4,884)	(86)
FTSE 100 Index	8,250.000	07/19/2024	(15)	(12,375,000)	(19,687)	(15,320)	(4,367)
FTSE 100 Index	8,350.000	07/19/2024	(9)	(7,515,000)	(16,858)	(10,007)	(6,851)
FTSE 100 Index	8,075.000	08/16/2024	(4)	(3,230,000)	(4,282)	(4,347)	65
FTSE 100 Index	8,200.000	08/16/2024	(1)	(820,000)	(1,580)	(1,355)	(225)
Nikkei 225 Index	36,500.000	06/14/2024	(6)	(21,900,000)	(1,602)	(29,118)	27,516
Nikkei 225 Index	36,875.000	06/14/2024	(1)	(3,687,500)	(407)	(4,623)	4,216
Nikkei 225 Index	37,250.000	06/14/2024	(7)	(26,075,000)	(4,451)	(26,273)	21,822
Nikkei 225 Index	38,000.000	06/14/2024	(5)	(19,000,000)	(8,266)	(24,095)	15,829
Nikkei 225 Index	38,250.000	06/14/2024	(6)	(22,950,000)	(12,590)	(31,268)	18,678
Nikkei 225 Index	38,375.000	06/14/2024	(2)	(7,675,000)	(4,896)	(7,391)	2,495
Nikkei 225 Index	39,125.000	06/14/2024	(3)	(11,737,500)	(15,833)	(20,818)	4,985
Nikkei 225 Index	36,250.000	07/12/2024	(1)	(3,625,000)	(1,304)	(6,133)	4,829
Nikkei 225 Index	36,875.000	07/12/2024	(6)	(22,125,000)	(11,827)	(20,918)	9,091
Nikkei 225 Index	37,000.000	07/12/2024	(6)	(22,200,000)	(12,781)	(28,721)	15,940
Nikkei 225 Index	37,250.000	07/12/2024	(6)	(22,350,000)	(15,070)	(15,920)	850
Nikkei 225 Index	37,625.000	07/12/2024	(4)	(15,050,000)	(12,590)	(12,356)	(234)
Nikkei 225 Index	37,000.000	08/09/2024	(1)	(3,700,000)	(3,466)	(3,549)	83
Nikkei 225 Index	37,375.000	08/09/2024	(2)	(7,475,000)	(8,266)	(7,963)	(303)
S&P 500 Index	5,130.000	06/05/2024	(30)	(15,390,000)	(1,125)	(118,863)	117,738
S&P 500 Index	5,190.000	06/12/2024	(29)	(15,051,000)	(42,630)	(88,449)	45,819
S&P 500 Index	5,280.000	06/18/2024	(29)	(15,312,000)	(135,285)	(111,646)	(23,639)
S&P 500 Index	4,940.000	06/28/2024	(14)	(6,916,000)	(9,660)	(101,088)	91,428
S&P 500 Index	4,975.000	06/28/2024	(7)	(3,482,500)	(5,705)	(47,652)	41,947
S&P 500 Index	5,115.000	06/28/2024	(7)	(3,580,500)	(12,845)	(39,511)	26,666
S&P 500 Index	5,125.000	06/28/2024	(3)	(1,537,500)	(5,880)	(29,092)	23,212
S&P 500 Index	5,185.000	06/28/2024	(5)	(2,592,500)	(14,450)	(20,676)	6,226
S&P 500 Index	5,275.000	06/28/2024	(3)	(1,582,500)	(16,005)	(13,227)	(2,778)
S&P 500 Index	5,110.000	07/31/2024	(2)	(1,022,000)	(7,530)	(14,918)	7,388
S&P 500 Index	5,180.000	07/31/2024	(4)	(2,072,000)	(20,120)	(24,230)	4,110
S&P 500 Index	5,245.000	07/31/2024	(8)	(4,196,000)	(53,040)	(58,472)	5,432
S&P 500 Index	5,265.000	07/31/2024	(6)	(3,159,000)	(43,650)	(37,914)	(5,736)

			(665)	$(537,453,500)	$(706,961)	$(1,279,853)	$572,892

Total written option contracts			(1,340)	$(1,110,733,000)	$(1,326,412)	$(2,063,752)	$737,339

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.125	06/14/2024	428	$1,070,000	$2,675	$1,518,638	$(1,515,963)
3 Month SOFR	97.250	06/14/2024	807	2,017,500	5,044	779,129	(774,085)
3 Month SOFR	97.750	06/14/2024	2,036	5,090,000	12,725	2,716,180	(2,703,455)
3 Month SOFR	98.500	06/14/2024	5,086	12,715,000	31,788	554,825	(523,037)
3 Month SOFR	95.250	09/13/2024	385	962,500	31,281	1,547,892	(1,516,611)
3 Month SOFR	96.000	09/13/2024	907	2,267,500	39,681	1,617,407	(1,577,726)
3 Month SOFR	97.250	09/13/2024	1,214	3,035,000	15,175	1,623,613	(1,608,438)
3 Month SOFR	98.000	09/13/2024	2,599	6,497,500	32,488	363,392	(330,904)
3 Month SOFR	96.250	12/13/2024	915	2,287,500	91,500	1,714,070	(1,622,570)
3 Month SOFR	97.250	12/13/2024	2,052	5,130,000	76,950	3,290,395	(3,213,445)
3 Month SOFR	98.000	12/13/2024	3,960	9,900,000	74,250	888,337	(814,087)
3 Month SOFR	96.500	03/14/2025	966	2,415,000	181,125	1,863,201	(1,682,076)
3 Month SOFR	97.000	03/14/2025	2,074	5,185,000	233,325	2,263,037	(2,029,712)
3 Month SOFR	97.250	03/14/2025	1,843	4,607,500	161,263	3,360,173	(3,198,910)
3 Month SOFR	98.000	03/14/2025	2,796	6,990,000	122,325	923,062	(800,737)
3 Month SOFR	95.625	06/13/2025	1,373	3,432,500	1,244,281	1,551,223	(306,942)
3 Month SOFR	96.250	06/13/2025	794	1,985,000	382,113	1,182,380	(800,267)
3 Month SOFR	96.625	06/13/2025	983	2,457,500	319,475	1,903,452	(1,583,977)
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	344,813	1,290,144	(945,331)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	450,562	2,854,785	(2,404,223)
3 Month SOFR	95.875	09/12/2025	2,359	5,897,500	2,388,487	2,783,135	(394,648)
3 Month SOFR	96.500	09/12/2025	1,136	2,840,000	631,900	1,589,660	(957,760)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	454,744	1,888,445	(1,433,701)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	416,475	1,267,713	(851,238)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	618,400	3,074,948	(2,456,548)
3 Month SOFR	95.875	12/12/2025	1,950	4,875,000	2,535,000	2,763,799	(228,799)
3 Month SOFR	96.500	12/12/2025	1,019	2,547,500	757,881	1,614,489	(856,608)
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	540,750	1,373,245	(832,495)
3 Month SOFR	97.500	12/12/2025	2,880	7,200,000	846,000	3,083,882	(2,237,882)
3 Month SOFR	96.000	03/13/2026	1,922	4,805,000	2,666,775	2,752,934	(86,159)
3 Month SOFR	96.625	03/13/2026	615	1,537,500	499,687	916,239	(416,552)
3 Month SOFR	96.750	03/13/2026	480	1,200,000	351,000	781,114	(430,114)
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	632,700	1,371,174	(738,474)
3 Month SOFR	96.000	06/12/2026	1,712	4,280,000	2,664,300	2,734,522	(70,222)
3 Month SOFR	96.625	06/12/2026	580	1,450,000	543,750	914,846	(371,096)
3 Month SOFR	96.750	06/12/2026	494	1,235,000	416,812	766,846	(350,034)
3 Month SOFR	96.000	09/11/2026	1,600	4,000,000	2,710,000	2,747,337	(37,337)
3 Month SOFR	96.625	09/11/2026	559	1,397,500	586,950	930,634	(343,684)

Total purchased option contracts			60,477	$151,192,500	$24,114,450	$67,160,297	$(43,045,847)

TOTAL			60,477	$151,192,500	$24,114,450	$67,160,297	$(43,045,847)

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 33.0%
U.S. Treasury Bills
$92,879,800	0.000%	06/13/24	$ 92,744,031
125,000,000	0.000	07/16/24	124,212,442
187,500,000	0.000	08/15/24	185,505,952
40,000,000	0.000	09/05/24	39,454,522
125,000,000	0.000	09/12/24	123,169,700
200,000,000	0.000	11/07/24	195,492,618

TOTAL U.S. TREASURY OBLIGATIONS (Cost $760,474,491)			$ 760,579,265

Shares	Dividend Rate	Value

Investment Company(b) – 59.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,360,531,439	5.227%	$1,360,531,439
(Cost $1,360,531,439)

TOTAL INVESTMENTS – 92.1% (Cost $2,121,005,930)		$2,121,110,704

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.9%		182,379,217

NET ASSETS – 100.0%		$2,303,489,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	11,520,000	USD	7,556,589	06/20/24	$112,824
	CAD	126,300,000	USD	91,926,491	06/20/24	776,460
	CHF	97,740,000	USD	108,454,057	06/20/24	116,052
	EUR	4,300,000	USD	4,658,874	06/20/24	10,982
	GBP	8,980,000	USD	11,350,222	06/20/24	93,719
	NZD	69,920,000	USD	41,769,639	06/20/24	1,210,320
	USD	97,362,412	CAD	131,270,000	06/20/24	1,011,530
	USD	128,643,750	CHF	112,150,000	06/20/24	4,066,935
	USD	96,312,993	GBP	75,480,000	06/20/24	122,721
	USD	12,865,762	JPY	1,993,460,000	06/20/24	150,375
	USD	153,332,265	NZD	249,440,000	06/20/24	1,014

TOTAL						$7,672,932

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	4,970,000	USD	3,663,105	06/20/24	$(15,174)
MS & Co. Int. PLC (continued)	CHF	101,970,000	USD	114,131,457	06/20/24	$(862,641)
	EUR	8,520,000	USD	9,261,632	06/20/24	(8,801)
	GBP	75,160,000	USD	95,849,068	06/20/24	(66,597)
	JPY	1,993,460,000	USD	13,569,711	06/20/24	(854,325)
	USD	95,570,402	CAD	130,350,000	06/20/24	(105,209)
	USD	82,428,015	CHF	75,260,000	06/20/24	(1,171,191)
	USD	4,603,720	EUR	4,300,000	06/20/24	(66,136)
	USD	10,918,837	GBP	8,660,000	06/20/24	(117,301)
	USD	31,175,949	NZD	52,170,000	06/20/24	(893,051)

TOTAL						$(4,160,426)

FUTURES CONTRACTS — At May 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	10,436	09/19/24	$1,135,404,188	$2,076,149
S&P 500 E-Mini Index	5,221	06/21/24	1,382,390,275	21,252,902

Total				$23,329,051

Short position contracts:
20 Year U.S. Treasury Bonds	(545)	09/19/24	(63,254,063)	(30,363)
3 Month SOFR	(591)	09/16/25	(141,027,375)	(156,485)

Total				$(186,848)

TOTAL FUTURES CONTRACTS				$23,142,203

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$4,200.000	06/03/2024	431	$181,020,000	$1,078	$49,957	$(48,879)
S&P 500 Index	4,775.000	06/03/2024	358	170,945,000	1,790	11,098	(9,308)
S&P 500 Index	4,300.000	06/04/2024	428	184,040,000	2,140	49,648	(47,508)
S&P 500 Index	4,350.000	06/05/2024	424	184,440,000	2,120	54,141	(52,021)
S&P 500 Index	4,300.000	06/06/2024	427	183,610,000	3,203	53,192	(49,989)
S&P 500 Index	4,325.000	06/07/2024	426	184,245,000	4,260	53,676	(49,416)
S&P 500 Index	4,350.000	06/10/2024	425	184,875,000	6,375	52,964	(46,589)
S&P 500 Index	4,400.000	06/11/2024	424	186,560,000	9,540	55,544	(46,004)
S&P 500 Index	4,300.000	06/12/2024	426	183,180,000	12,780	49,757	(36,977)
S&P 500 Index	4,350.000	06/13/2024	422	183,570,000	17,935	50,379	(32,444)
S&P 500 Index	4,400.000	06/14/2024	420	184,800,000	24,150	53,598	(29,448)
S&P 500 Index	4,400.000	06/17/2024	421	185,240,000	29,470	53,046	(23,576)
S&P 500 Index	4,450.000	06/18/2024	420	186,900,000	37,800	55,242	(17,442)

STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
S&P 500 Index	$4,300.000	06/21/2024	420	$180,600,000	$39,900	$50,820	$(10,920)
S&P 500 Index	4,380.000	06/21/2024	419	183,522,000	45,042	59,615	(14,573)
S&P 500 Index	4,250.000	06/24/2024	421	178,925,000	41,048	59,545	(18,497)
S&P 500 Index	4,100.000	06/25/2024	421	172,610,000	34,733	46,432	(11,699)
S&P 500 Index	4,250.000	06/26/2024	421	178,925,000	49,467	54,846	(5,379)
S&P 500 Index	4,000.000	06/27/2024	422	168,800,000	35,870	47,944	(12,074)
S&P 500 Index	4,050.000	06/28/2024	422	170,910,000	42,200	52,449	(10,249)
S&P 500 Index	3,850.000	07/05/2024	434	167,090,000	50,708	50,709	(1)

Total purchased option contracts			8,832	$3,784,807,000	$491,609	$1,064,602	$(572,993)

Written option contracts
Puts
S&P 500 Index	5,115.000	06/03/2024	(1,705)	(872,107,500)	(17,050)	(243,389)	226,339
S&P 500 Index	5,140.000	06/04/2024	(1,703)	(875,342,000)	(42,575)	(319,738)	277,163
S&P 500 Index	5,065.000	06/05/2024	(1,706)	(864,089,000)	(34,120)	(243,531)	209,411
S&P 500 Index	5,070.000	06/06/2024	(1,709)	(866,463,000)	(59,815)	(269,595)	209,780
S&P 500 Index	4,985.000	06/07/2024	(1,749)	(871,876,500)	(197,200)	(197,200)	—

Total written option contracts			(8,572)	$(4,349,878,000)	$(350,760)	$(1,273,453)	$922,693

TOTAL			260	$(565,071,000)	$140,849	$(208,851)	$349,700

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.688	03/14/2025	1,633	$4,082,500	$785,881	$1,677,613	$(891,732)
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	709,556	2,042,435	(1,332,879)
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	289,500	2,071,470	(1,781,970)
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	1,840,238	1,843,910	(3,672)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	1,663,712	1,663,712	—

			7,959	$19,897,500	$5,288,887	$9,299,140	$(4,010,253)

Puts
3 Month SOFR	95.688	03/14/2025	1,633	4,082,500	2,541,356	1,616,376	924,980
3 Month SOFR	95.750	03/14/2025	1,599	3,997,500	2,678,325	1,902,522	775,803
3 Month SOFR	96.500	03/14/2025	1,544	3,860,000	5,027,650	2,082,507	2,945,143
3 Month SOFR	95.375	06/13/2025	1,583	3,957,500	1,553,319	2,120,935	(567,616)
3 Month SOFR	95.500	06/13/2025	1,600	4,000,000	1,863,712	1,863,712	—
			7,959	$19,897,500	$13,664,362	$9,586,052	$4,078,310

Total purchased option contracts			15,918	$39,795,000	$18,953,249	$18,885,192	$68,057

STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
20 Year U.S. Treasury Bonds	112.000	06/21/2024	(1,372)	$(1,372,000)	$(171,500)	$(552,161)	$380,661
20 Year U.S. Treasury Bonds	113.000	07/26/2024	(1,379)	(1,379,000)	(1,072,103)	(1,072,104)	1
20 Year U.S. Treasury Bonds	$114.000	07/26/2024	(1,371)	(1,371,000)	(1,392,422)	(917,993)	(474,429)

Total written option contracts			(4,122)	$(4,122,000)	$(2,636,025)	$(2,542,258)	$(93,767)

TOTAL			11,796	$35,673,000	$16,317,224	$16,342,934	$(25,710)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 36.3%
U.S. Treasury Bills
$30,000,000	0.000%	06/13/24	$ 29,956,147
50,000,000	0.000	08/15/24	49,468,254
75,000,000	0.000	11/07/24	73,309,732

TOTAL U.S. TREASURY OBLIGATIONS (Cost $152,707,802)			$152,734,133

Shares	Dividend Rate	Value

Investment Company(b) – 56.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
237,895,703	5.227%	$237,895,703
(Cost $237,895,703)

TOTAL INVESTMENTS – 92.8% (Cost $390,603,505)		$390,629,836

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.2%		30,324,695

NET ASSETS – 100.0%		$420,954,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,187	09/30/24	$241,795,611	$185,737
5 Year U.S. Treasury Notes	1,464	09/30/24	154,886,625	243,524

Total				$429,261

Short position contracts:
10 Year U.S. Treasury Notes	(9)	09/19/24	(979,172)	(6,645)
S&P 500 E-Mini Index	(75)	06/21/24	(19,858,125)	19

Total				$(6,626)

TOTAL FUTURES CONTRACTS				$422,635

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$4,200.000	06/03/2024	80	$33,600,000	$200	$9,273	$(9,073)
S&P 500 Index	4,300.000	06/04/2024	79	33,970,000	395	9,164	(8,769)
S&P 500 Index	$4,350.000	06/05/2024	78	33,930,000	390	9,960	(9,570)
S&P 500 Index	4,300.000	06/06/2024	79	33,970,000	593	9,841	(9,248)
S&P 500 Index	4,325.000	06/07/2024	79	34,167,500	790	9,954	(9,164)
S&P 500 Index	4,350.000	06/10/2024	79	34,365,000	1,185	9,845	(8,660)
S&P 500 Index	4,400.000	06/11/2024	79	34,760,000	1,778	10,349	(8,571)
S&P 500 Index	4,300.000	06/12/2024	80	34,400,000	2,400	9,344	(6,944)
S&P 500 Index	4,350.000	06/13/2024	79	34,365,000	3,358	9,431	(6,073)
S&P 500 Index	4,400.000	06/14/2024	79	34,760,000	4,542	10,082	(5,540)
S&P 500 Index	4,400.000	06/17/2024	79	34,760,000	5,530	9,954	(4,424)
S&P 500 Index	4,450.000	06/18/2024	79	35,155,000	7,110	10,391	(3,281)
S&P 500 Index	4,300.000	06/21/2024	79	33,970,000	7,505	9,559	(2,054)
S&P 500 Index	4,380.000	06/21/2024	78	34,164,000	8,385	11,098	(2,713)
S&P 500 Index	4,250.000	06/24/2024	78	33,150,000	7,605	11,032	(3,427)
S&P 500 Index	4,100.000	06/25/2024	79	32,390,000	6,517	8,713	(2,196)
S&P 500 Index	4,250.000	06/26/2024	78	33,150,000	9,165	10,161	(996)
S&P 500 Index	4,000.000	06/27/2024	78	31,200,000	6,630	8,862	(2,232)
S&P 500 Index	4,050.000	06/28/2024	79	31,995,000	7,900	9,819	(1,919)
S&P 500 Index	3,850.000	07/05/2024	80	30,800,000	9,347	9,346	1

Total purchased option contracts			1,578	$673,021,500	$91,325	$196,178	$(104,853)

Written option contracts
Puts
S&P 500 Index	5,115.000	06/03/2024	(318)	(162,657,000)	(3,180)	(45,395)	42,215
S&P 500 Index	5,140.000	06/04/2024	(316)	(162,424,000)	(7,900)	(59,328)	51,428
S&P 500 Index	5,065.000	06/05/2024	(317)	(160,560,500)	(6,340)	(45,252)	38,912
S&P 500 Index	5,070.000	06/06/2024	(319)	(161,733,000)	(11,165)	(50,322)	39,157
S&P 500 Index	4,985.000	06/07/2024	(321)	(160,018,500)	(36,193)	(36,193)	—

Total written option contracts			(1,591)	$(807,393,000)	$(64,778)	$(236,490)	$171,712

TOTAL			(13)	$(134,371,500)	$26,547	$(40,312)	$66,859

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.063	06/14/2024	31	$77,500	$194	$8,209	$(8,015)
3 Month SOFR	96.188	06/14/2024	31	77,500	194	7,434	(7,240)
3 Month SOFR	96.500	06/14/2024	31	77,500	194	5,497	(5,303)
3 Month SOFR	96.188	09/13/2024	31	77,500	1,162	19,834	(18,672)
3 Month SOFR	96.250	09/13/2024	31	77,500	1,163	18,672	(17,509)
3 Month SOFR	96.375	09/13/2024	31	77,500	969	16,734	(15,765)
3 Month SOFR	97.125	12/13/2024	30	75,000	1,125	15,445	(14,320)
3 Month SOFR	97.313	12/13/2024	30	75,000	938	10,570	(9,632)
3 Month SOFR	96.563	03/14/2025	30	75,000	5,250	12,820	(7,570)
3 Month SOFR	96.750	03/14/2025	30	75,000	4,312	15,820	(11,508)
3 Month SOFR	96.250	06/13/2025	29	72,500	13,955	14,205	(250)
3 Month SOFR	96.375	06/13/2025	29	72,500	12,392	12,392	—

			364	$910,000	$41,848	$157,632	$(115,784)

STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
3 Month SOFR	$94.313	06/14/2024	31	$77,500	$194	$653	$(459)
3 Month SOFR	94.438	06/14/2024	62	155,000	388	1,694	(1,306)
3 Month SOFR	94.375	09/13/2024	62	155,000	388	2,469	(2,081)
3 Month SOFR	94.813	09/13/2024	31	77,500	7,362	2,397	4,965
3 Month SOFR	95.438	12/13/2024	30	75,000	38,250	12,820	25,430
3 Month SOFR	95.500	12/13/2024	30	75,000	42,188	11,695	30,493
3 Month SOFR	95.000	03/14/2025	60	150,000	30,750	25,264	5,486
3 Month SOFR	94.500	06/13/2025	29	72,500	7,612	15,292	(7,680)
3 Month SOFR	94.750	06/13/2025	29	72,500	11,667	11,667	—

			364	$910,000	$138,799	$83,951	$54,848

Total purchased option contracts			728	$1,820,000	$180,647	$241,583	$(60,936)

Written option contracts
Puts
10 Year U.S. Treasury Notes	106.250	06/07/2024	(43)	(43,000)	(43)	(1,180)	1,137
10 Year U.S. Treasury Notes	106.750	06/07/2024	(43)	(43,000)	(43)	(2,524)	2,481
10 Year U.S. Treasury Notes	107.000	06/07/2024	(43)	(43,000)	(672)	(509)	(163)
10 Year U.S. Treasury Notes	107.250	06/07/2024	(129)	(129,000)	(2,016)	(3,510)	1,494
10 Year U.S. Treasury Notes	107.500	06/07/2024	(86)	(86,000)	(2,687)	(5,720)	3,033
10 Year U.S. Treasury Notes	107.750	06/07/2024	(86)	(86,000)	(4,031)	(5,048)	1,017

			(430)	$(430,000)	$(9,492)	$(18,491)	$8,999

Calls
10 Year U.S. Treasury Notes	109.750	06/07/2024	(43)	(43,000)	(4,031)	(1,180)	(2,851)
10 Year U.S. Treasury Notes	110.000	06/07/2024	(43)	(43,000)	(2,687)	(1,180)	(1,507)
10 Year U.S. Treasury Notes	110.250	06/07/2024	(129)	(129,000)	(4,031)	(2,197)	(1,834)
10 Year U.S. Treasury Notes	110.500	06/07/2024	(86)	(86,000)	(1,344)	(1,017)	(327)
10 Year U.S. Treasury Notes	110.750	06/07/2024	(43)	(43,000)	(672)	(1,180)	508
10 Year U.S. Treasury Notes	111.000	06/07/2024	(43)	(43,000)	(672)	(138)	(534)
10 Year U.S. Treasury Notes	111.500	06/07/2024	(43)	(43,000)	(301)	(509)	208

			(430)	$(430,000)	$(13,738)	$(7,401)	$(6,337)

Total written option contracts			(860)	$(860,000)	$(23,230)	$(25,892)	$2,662

TOTAL			(132)	$960,000	$157,417	$215,691	$(58,274)

Abbreviation:
SOFR	— Secured Overnight Financing Rate

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 1.2%
Banks – 1.2%
Barclays Bank PLC (a) (Secured Overnight Financing Rate + 0.380%)
$15,742,000	5.710%		05/08/25	$ 15,755,171
Mizuho Bank Ltd. (b)
18,000,000	0.000		06/24/24	17,935,075
Sumitomo Mitsui Banking Corp. (b)
22,000,000	0.000		07/22/24	21,826,249

TOTAL CORPORATE OBLIGATIONS (Cost $55,508,963)				$ 55,516,495

Agency Debentures – 0.1%
Sovereign – 0.1%
Federal Farm Credit Banks Funding Corp.(a)
(Federal Reserve Bank Prime Loan Rate - 3.010%)
$166,000	5.490%		08/07/25	$ 166,261
(Secured Overnight Financing Rate + 0.200%)
140,000	5.530		12/05/24	140,137
Federal Home Loan Banks
4,160,000	5.500		10/11/24	4,159,210
(Secured Overnight Financing Rate + 0.120%)
555,000	5.450	(a)	01/03/25	555,166

TOTAL AGENCY DEBENTURES (Cost $5,026,959)				$ 5,020,774

U.S. Treasury Obligations – 13.7%
U.S. Treasury Bills(b)
$1,515,000	0.000%		07/02/24	$ 1,508,578
511,600	0.000		07/30/24	507,338
49,970,800	0.000	(c)	08/06/24	49,503,383
530,800	0.000		08/13/24	525,302
10,221,500	0.000		08/20/24	10,105,252
1,456,300	0.000		09/03/24	1,436,788
3,761,700	0.000		09/24/24	3,700,002
22,054,700	0.000		10/17/24	21,620,713
20,487,300	0.000		10/24/24	20,064,175
35,413,400	0.000		10/31/24	34,647,652
62,028,700	0.000		11/07/24	60,630,765
1,169,400	0.000		11/14/24	1,141,863
58,696,100	0.000		11/21/24	57,257,885
2,290,900	0.000		11/29/24	2,232,164
U.S. Treasury Floating Rate Notes(a)
(3 mo. Treasury money market yield + 0.169%)
1,003,700	5.495		04/30/25	1,004,564
(3 mo. Treasury money market yield + 0.125%)
33,979,800	5.451		07/31/25	33,998,138
(3 mo. Treasury money market yield + 0.170%)
30,353,500	5.496		10/31/25	30,382,287
(3 mo. Treasury money market yield + 0.245%)
33,403,700	5.571	(c)	01/31/26	33,469,267
(3 mo. Treasury money market yield + 0.150%)
62,833,300	5.476		04/30/26	62,841,532
U.S. Treasury Notes
58,878,200	1.500		11/30/24	57,774,234

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes (continued)
$155,810,000	3.875%	08/15/33	$ 148,506,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $628,874,035)			$ 632,858,288

Shares	Description		Value

Exchange Traded Funds – 4.4%
256,040		Alerian MLP ETF(d)	$ 11,747,115
777,470		Consumer Staples Select Sector SPDR Fund	60,129,530
31,679		Invesco DB Commodity Index Tracking Fund	737,170
6,698		iShares 20+ Year Treasury Bond ETF	605,851
8,018		iShares 7-10 Year Treasury Bond ETF	744,070
29,673		iShares Core MSCI Emerging Markets ETF	1,560,503
20,179		iShares Core S&P 500 ETF	10,694,063
234,386		iShares Gold Trust	10,310,640
864,052		iShares MSCI Mexico ETF(d)	56,076,975
2,532,999		Sprott Physical Uranium Trust	52,148,613
7,364		Vanguard Real Estate ETF	612,998

TOTAL EXCHANGE TRADED FUNDS (Cost $182,022,013)			$ 205,367,528

Shares	Dividend Rate		Value

Investment Companies(e) – 22.2%
Goldman Sachs Energy Infrastructure Fund — Class R6
1,799,020	4.829%		$ 22,703,634
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,003,135,900		5.227	1,003,135,900
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
115,202		5.791	4,036,665

TOTAL INVESTMENT COMPANIES (Cost $1,015,554,158)			$ 1,029,876,199

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 41.6% (Cost $1,886,986,128)			$ 1,928,639,284

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 56.1%
Certificates of Deposit – 17.0%
Banco Santander SA
$10,904,000	5.750%	11/27/24	$ 10,910,669
8,000,000	5.370	03/07/25	7,985,779

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Bank of America NA
$1,147,000	5.960%		08/15/24	$ 1,147,622
6,527,000	5.470		08/16/24	6,527,519
6,525,000	5.310		10/10/24	6,519,375
1,280,000	5.170		02/07/25	1,276,514
Barclays Bank PLC(a)
(Secured Overnight Financing Rate + 0.380%)
14,721,000	5.710		02/07/25	14,730,169
(Secured Overnight Financing Rate + 0.380%)
4,659,000	5.710		02/21/25	4,662,121
Bay Square Funding LLC(a)
3,503,000	5.570		10/01/24	3,503,469
12,502,000	5.590		10/15/24	12,503,152
Bayerische Landesbank
8,400,000	6.000		09/25/24	8,407,953
4,600,000	5.100		01/10/25	4,585,722
4,300,000	5.210	(a)	01/10/25	4,289,357
(Secured Overnight Financing Rate + 0.450%)
23,436,000	5.780	(a)	04/14/25	23,454,817
Bedford Row Funding Corp.(a)
9,795,000	5.530	(f)	07/18/24	9,795,838
9,450,000	5.500		08/05/24	9,450,151
BNP Paribas SA(a) (Secured Overnight Financing Rate + 0.310%)
5,748,000	5.640		03/07/25	5,748,993
Canadian Imperial Bank of Commerce
8,219,000	5.950		09/19/24	8,225,782
Chariot Funding LLC(a)(f)(g)
(Secured Overnight Financing Rate + 0.320%)
4,551,000	5.640		11/01/24	4,551,487
(Secured Overnight Financing Rate + 0.320%)
17,126,000	5.640		11/05/24	17,127,595
Citibank NA(a) (Secured Overnight Financing Rate + 0.600%)
15,634,000	5.930		10/28/24	15,658,978
Collateralized Commercial Paper FLEX Co. LLC(f)
23,816,000	5.560		10/01/24	23,814,198
20,789,000	5.730	(a)	05/20/25	20,784,906
Cooperatieve Rabobank UA
16,400,000	5.750		06/17/24	16,401,067
8,006,000	5.960		07/24/24	8,011,908
9,931,000	5.800		11/12/24	9,946,443
4,476,000	5.500		12/16/24	4,476,750
Deutsche Bank AG
16,085,000	5.800		12/12/24	16,095,387
HSBC Bank PLC(a)(f) (Secured Overnight Financing Rate +
0.330%)
4,780,000	5.660		02/07/25	4,780,892
HSBC Bank USA NA
12,180,000	5.980		09/25/24	12,189,567
JP Morgan Securities LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.610%)
16,822,000	5.940		10/25/24	16,828,344
Jupiter Securitization Co. LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.320%)
32,354,000	5.650		11/05/24	32,358,109
Kookmin Bank
(Secured Overnight Financing Rate + 0.600%)
18,548,000	5.930	(a)	01/08/25	18,568,678

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
(Secured Overnight Financing Rate + 0.600%)
$24,701,000	5.930	%(a)	03/20/25	$ 24,722,158
(Secured Overnight Financing Rate + 0.650%)
15,509,000	5.980	(a)	01/29/25	15,532,346
7,600,000	5.990		09/25/24	7,607,493
Landesbank Hessen-Thueringen Girozentrale(a) (Secured Overnight Financing Rate + 0.350%)
26,545,000	5.680		05/06/25	26,545,253
Lloyds Bank Corporate Markets PLC
4,921,000	6.050		10/07/24	4,927,913
7,561,000	5.510		05/22/25	7,560,754
(Secured Overnight Financing Rate + 0.670%)
10,795,000	6.000	(a)	08/14/24	10,807,263
Macquarie Bank Ltd.(a)(f) (Secured Overnight Financing Rate + 0.600%)
17,391,000	5.930		11/07/24	17,421,246
Mitsubishi UFJ Trust & Banking Corp.(a) (Secured Overnight Financing Rate + 0.400%)
12,227,000	5.730		05/01/25	12,232,905
Mizuho Bank Ltd.(a) (Secured Overnight Financing Rate + 0.350%)
2,000,000	5.680		01/31/25	2,001,174
MUFG Bank Ltd.
4,070,000	5.590		06/07/24	4,070,107
(Secured Overnight Financing Rate + 0.240%)
1,000,000	5.570	(a)	10/25/24	1,000,113
National Bank of Kuwait
14,634,000	5.740		08/20/24	14,636,539
Natixis SA
13,800,000	5.990		09/17/24	13,813,206
13,500,000	5.400		03/17/25	13,482,598
Nordea Bank Abp(a) (Secured Overnight Financing Rate + 0.570%)
5,630,000	5.900		08/14/24	5,635,138
Norinchukin Bank(a) (Secured Overnight Financing Rate + 0.220%)
12,613,000	5.550		10/25/24	12,614,630
Northern Trust Co.
1,640,000	5.400		09/20/24	1,639,326
Old Line Funding LLC(a)
22,653,000	5.580		10/15/24	22,655,788
Royal Bank of Canada(a)(f) (Secured Overnight Financing Rate +
0.640%)
1,000,000	5.970		07/08/24	1,000,427
Skandinaviska Enskilda Banken AB(a)(f) (Secured Overnight Financing Rate + 0.580%)
16,910,000	5.900		08/02/24	16,924,074
Standard Chartered Bank(a)
8,787,000	6.050		09/05/24	8,794,619
(Secured Overnight Financing Rate + 0.350%)
11,000,000	5.680		05/21/25	11,000,851
Starbird Funding Corp.(a)(f)
8,802,000	5.510		08/16/24	8,801,559
15,557,000	5.570		10/01/24	15,560,554
Sumitomo Mitsui Banking Corp.(a)
(Secured Overnight Financing Rate + 0.200%)
3,000,000	5.530		09/06/24	3,000,305

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
(Secured Overnight Financing Rate + 0.700%)
$9,371,000	6.030%		08/14/24	$ 9,381,871
Svenska Handelsbanken AB(a) (Secured Overnight Financing Rate + 0.550%)
9,500,000	5.880		11/05/24	9,515,193
Swedbank AB
4,540,000	5.940		07/26/24	4,542,385
9,045,000	5.930		08/15/24	9,051,116
Toronto-Dominion Bank
25,194,000	5.400		01/03/25	25,175,001
Versailles Commercial Paper LLC(a)(f)(g) (Secured Overnight Financing Rate + 0.160%)
27,880,000	5.490		07/01/24	27,880,934
Wells Fargo Bank NA
7,082,000	5.230		12/13/24	7,070,578
(Secured Overnight Financing Rate + 0.600%)
24,591,000	5.930	(a)	11/06/24	24,635,219
Westpac Banking Corp.(a)(f)
20,000,000	5.660		05/01/25	20,002,806

				786,562,753

Commercial Paper(b) – 39.1%
Agence Centrale des Organismes de Securite Sociale
20,000,000	0.000		06/21/24	19,938,200
Airbus SE(f)
5,000,000	0.000		06/14/24	4,989,670
Albion Capital Corp. SA/Albion Capital LLC
3,370,000	0.000		06/17/24	3,361,398
8,588,000	0.000		06/26/24	8,554,377
30,240,000	0.000		07/22/24	30,002,934
4,723,000	0.000		07/31/24	4,679,550
4,915,000	0.000		08/21/24	4,854,374
American Honda Finance Corp.
13,903,000	0.000		06/13/24	13,875,745
Antalis SA(f)
5,000,000	0.000		08/01/24	4,953,236
AstraZeneca PLC(f)
7,969,000	0.000		08/12/24	7,879,822
9,284,000	0.000		09/04/24	9,147,142
9,436,000	0.000		10/04/24	9,252,442
AT&T, Inc.(f)
18,901,000	0.000		06/25/24	18,829,983
12,900,000	0.000		06/28/24	12,845,417
Atlantic Asset Securitization LLC(f)
13,750,000	0.000		09/09/24	13,540,672
Australia & New Zealand Banking Group Ltd.(f)
10,098,000	0.000		01/14/25	9,762,331
Barclays Bank PLC(f)
16,999,000	0.000		07/01/24	16,920,592
8,500,000	0.000		10/09/24	8,332,651
Barton Capital SA(f)
31,186,000	0.000		08/01/24	30,896,471
BASF SE(f)
14,400,000	0.000		07/03/24	14,328,931
Bay Square Funding LLC(f)
2,584,000	0.000		09/19/24	2,540,968
Bayer Corp.(f)
8,350,000	0.000		07/09/24	8,298,837

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
$3,000,000	0.000%	09/16/24	$ 2,948,880
Bell Telephone Co. of Canada or Bell Canada(f)
4,666,000	0.000	07/03/24	4,642,685
BofA Securities, Inc.
8,080,000	0.000	03/11/25	7,739,502
Brighthouse Financial Short Term Funding LLC(f)
1,834,000	0.000	09/05/24	1,806,190
Caisse des Depots et Consignations(f)
48,975,000	0.000	07/31/24	48,535,122
Canadian National Railway Co.(f)
39,000,000	0.000	06/07/24	38,959,050
4,009,000	0.000	06/26/24	3,993,333
Cisco Systems, Inc.(f)
31,560,000	0.000	07/30/24	31,279,642
8,262,000	0.000	08/16/24	8,167,711
3,000,000	0.000	08/26/24	2,961,292
Citigroup Global Markets, Inc.(f)
8,503,000	0.000	09/16/24	8,363,415
Coca-Cola Co.(f)
9,563,000	0.000	07/17/24	9,497,096
Collateralized Commercial Paper
8,311,761	0.000	09/05/24	8,192,711
Columbia Funding Co. LLC(f)
34,339,000	0.000	07/18/24	34,091,942
Cornell University
28,814,000	0.000	06/06/24	28,787,952
DNB Bank ASA(f)
4,889,000	0.000	01/15/25	4,725,478
Dominion Energy, Inc.(f)
1,192,000	0.000	06/10/24	1,190,203
Enel Finance America LLC(f)
14,536,000	0.000	06/05/24	14,525,043
12,878,000	0.000	10/30/24	12,574,051
8,121,000	0.000	11/18/24	7,905,367
Entergy Corp.(f)
8,800,000	0.000	06/14/24	8,781,236
Equitable Short Term Funding LLC(f)
13,500,000	0.000	07/09/24	13,421,859
ERP Operating LP(f)
16,037,000	0.000	06/04/24	16,027,332
General Motors Financial Co., Inc.(f)
3,000,000	0.000	07/17/24	2,978,022
7,889,000	0.000	08/05/24	7,807,688
3,971,000	0.000	08/15/24	3,923,842
9,720,000	0.000	08/21/24	9,595,411
15,116,000	0.000	10/01/24	14,820,454
9,993,000	0.000	10/22/24	9,764,960
19,929,000	0.000	10/23/24	19,471,128
1,685,000	0.000	10/28/24	1,644,981
9,736,000	0.000	11/18/24	9,472,722
3,841,000	0.000	02/03/25	3,692,034
Glencore Funding LLC(f)
15,646,000	0.000	06/04/24	15,636,376
10,832,000	0.000	07/31/24	10,727,632
GTA Funding LLC(f)
9,470,000	0.000	06/28/24	9,430,400
Henkel of America, Inc.(f)
17,139,000	0.000	06/03/24	17,131,404

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
HSBC USA, Inc.(f)
$3,402,000	0.000%	06/27/24	$ 3,388,161
6,721,000	0.000	12/11/24	6,524,431
3,113,000	0.000	04/11/25	2,966,415
Intesa Sanpaolo Funding LLC
3,278,000	0.000	01/09/25	3,161,922
Johnson & Johnson(f)
11,681,000	0.000	06/27/24	11,634,667
JPMorgan Securities PLC
14,040,754	0.000	07/26/24	13,924,868
13,000,000	0.000	08/01/24	12,881,254
Kreditanstalt fuer Wiederaufbau(f)
25,000,000	0.000	08/28/24	24,672,410
9,531,000	0.000	09/03/24	9,398,034
Liberty Street Funding LLC(f)
5,307,000	0.000	09/04/24	5,230,664
LMA-Americas LLC(f)
8,032,000	0.000	06/24/24	8,003,088
12,510,000	0.000	07/05/24	12,444,181
16,101,000	0.000	09/17/24	15,838,057
3,563,000	0.000	10/09/24	3,493,117
1,850,000	0.000	10/10/24	1,813,438
5,672,000	0.000	10/17/24	5,553,958
30,000,000	0.000	10/22/24	29,353,200
LSEGA Financing PLC(f)
21,814,000	0.000	07/29/24	21,618,813
LVMH Moet Hennessy Louis Vuitton SE(f)
26,000,000	0.000	11/15/24	25,357,661
18,935,000	0.000	03/14/25	18,149,898
17,848,000	0.000	04/07/25	17,048,058
LVMH Moet Hennessy Louis Vuitton, Inc.(f)
4,777,000	0.000	06/06/24	4,772,774
Macquarie Bank Ltd.(f)
6,760,000	0.000	02/13/25	6,500,074
Matchpoint Finance PLC(f)
6,512,000	0.000	07/09/24	6,474,025
Microsoft Corp.(f)
23,704,000	0.000	06/04/24	23,690,052
3,509,000	0.000	07/10/24	3,488,388
Mizuho Bank Ltd.(f)
7,337,000	0.000	07/17/24	7,285,233
National Bank of Canada(f)
24,204,000	0.000	11/06/24	23,628,124
14,470,000	0.000	01/17/25	13,975,095
Nederlandse Waterschapsbank NV(f)
31,885,000	0.000	07/29/24	31,606,458
NextEra Energy Capital Holdings, Inc.(f)
420,000	0.000	06/04/24	419,746
9,700,000	0.000	06/05/24	9,692,675
17,847,000	0.000	07/09/24	17,739,386
5,047,000	0.000	07/15/24	5,011,860
4,677,000	0.000	07/19/24	4,641,525
Northwestern Mutual Short Term Funding LLC(f)
12,529,000	0.000	08/15/24	12,388,268
6,568,000	0.000	10/29/24	6,422,559
14,785,000	0.000	11/04/24	14,444,852
Nutrien Ltd.(f)
10,000,000	0.000	06/11/24	9,983,233

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
Old Line Funding LLC(f)
$37,968,000	0.000%	06/17/24	$ 37,872,126
5,467,000	0.000	06/21/24	5,449,926
29,180,000	0.000	10/04/24	28,626,660
Pacific Life Short Term Funding LLC(f)
9,995,000	0.000	01/16/25	9,653,216
10,000,000	0.000	01/30/25	9,637,746
PepsiCo, Inc.(f)
9,700,000	0.000	11/15/24	9,462,893
Pfizer, Inc.(f)
11,210,000	0.000	06/05/24	11,201,753
Philip Morris International, Inc.(f)
16,565,000	0.000	06/04/24	16,555,179
PSP Capital, Inc.(f)
21,250,000	0.000	12/16/24	20,629,145
Pure Grove Funding(f)
19,795,000	0.000	11/21/24	19,279,116
13,582,000	0.000	01/16/25	13,117,557
Ridgefield Funding Co. LLC(f)
33,043,000	0.000	09/16/24	32,508,199
Salisbury Receivables Co. LLC(f)
3,200,000	0.000	07/23/24	3,174,759
12,622,000	0.000	08/22/24	12,465,574
18,073,000	0.000	11/05/24	17,648,054
Sanofi SA(f)
9,450,000	0.000	06/07/24	9,440,243
Sheffield Receivables Co. LLC(f)
10,075,000	0.000	08/20/24	9,952,521
2,050,000	0.000	09/17/24	2,016,414
Societe Generale SA(f)
6,330,000	0.000	12/09/24	6,149,877
TELUS Corp.(f)
15,291,000	0.000	06/06/24	15,277,165
13,141,000	0.000	09/10/24	12,932,347
1,500,000	0.000	09/13/24	1,475,478
21,415,000	0.000	09/25/24	21,024,621
TotalEnergies Capital SA(f)
10,040,000	0.000	06/24/24	10,004,159
15,315,000	0.000	09/13/24	15,074,459
Toyota Industries Commercial Finance, Inc.(f)
6,724,000	0.000	08/12/24	6,651,208
5,000,000	0.000	10/04/24	4,906,550
Toyota Motor Credit Corp.
10,000,000	0.000	08/02/24	9,906,690
UBS AG(f)
17,556,000	0.000	08/28/24	17,320,383
16,193,000	0.000	12/04/24	15,739,686
8,932,000	0.000	05/12/25	8,482,856
Unilever Capital Corp.(f)
32,320,000	0.000	08/19/24	31,939,342
UnitedHealth Group, Inc.(f)
5,000,000	0.000	06/28/24	4,979,162
26,718,000	0.000	08/23/24	26,381,603
2,970,000	0.000	09/04/24	2,927,248
16,059,000	0.000	09/30/24	15,765,701
Versailles Commercial Paper LLC
37,138,000	0.000	10/02/24	36,440,922

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(b) – (continued)
Victory Receivables Corp.(f)
$5,546,000	0.000%	07/26/24	$ 5,499,488
22,556,000	0.000	10/09/24	22,111,434
Volkswagen Group of America Finance LLC(f)
34,716,000	0.000	06/06/24	34,683,516
18,283,000	0.000	06/13/24	18,245,861
Walt Disney Co.(f)
2,863,000	0.000	06/12/24	2,857,857
9,643,000	0.000	07/19/24	9,571,389
7,506,000	0.000	10/18/24	7,345,747
10,420,000	0.000	11/06/24	10,167,479
2,383,000	0.000	11/08/24	2,324,530

			1,812,498,350

TOTAL SHORT-TERM INVESTMENTS (Cost $2,599,503,472)			$2,599,061,103

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING REINVESTMENT – 97.7% (Cost $4,486,489,600)			$4,527,700,387

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
57,726,881	5.227%	$ 57,726,881
(Cost $57,726,881)

TOTAL INVESTMENTS – 98.9% (Cost $4,544,216,481)		$4,585,427,268

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		49,499,945

NET ASSETS – 100.0%		$4,634,927,213

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2024.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated fund.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	150,419,133	CHF	130,730,000	06/20/24	$5,203,558

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	21,859,000,000	USD	150,769,647	06/20/24	$(11,340,901)

FUTURES CONTRACTS — At May 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	9,051	09/19/24	$984,720,516	$(2,110,227)
2 Year U.S. Treasury Notes	6,447	09/30/24	1,313,274,053	258,897
5 Year U.S. Treasury Notes	6,696	09/30/24	708,415,875	(446,811)
E-Mini Russell 2000 Index	87	06/21/24	9,029,730	(66,930)
Nasdaq 100 E-Mini Index	29	06/21/24	10,782,780	16,449
Stoxx Europe 600 Index	3,270	06/21/24	70,445,798	(16,315)
Topix Index	44	06/13/24	7,755,572	159,925
TTF Index	2,390	11/28/24	76,562,113	4,589,348

Total				$2,384,336

Short position contracts:
TTF Index	(2,390)	08/29/24	(65,811,544)	(5,687,599)

TOTAL FUTURES CONTRACTS				$(3,303,263)

SWAP CONTRACTS — At May 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	4.325%	09/19/33	GBP 69,400	$1,421,411

(a)	Payments made annually.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At May 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1M IRS	BofA Securities LLC	3.200%	09/13/2024	294,300,000	$294,300,000	$48,795	$275,542	$(226,747)
1M IRS	BofA Securities LLC	4.500	09/13/2024	294,300,000	294,300,000	1,062,982	2,124,543	(1,061,561)
6M IRS	BofA Securities LLC	3.740	08/14/2024	294,900,000	294,900,000	1,158,397	6,605,760	(5,447,363)
6M IRS	BofA Securities LLC	3.120	09/13/2024	297,300,000	297,300,000	40,314	463,945	(423,631)
6M IRS	BofA Securities LLC	4.170	09/13/2024	297,300,000	297,300,000	516,380	2,106,752	(1,590,372)
6M IRS	JPMorgan Securities, Inc.	3.500	10/16/2024	116,100,000	116,100,000	890,691	2,704,999	(1,814,308)
1M IRS	MS & Co. Int. PLC	3.440	01/24/2025	70,080,000	70,080,000	905,077	2,511,030	(1,605,953)

Total purchased option contracts				1,664,280,000	$1,664,280,000	$4,622,636	$16,792,571	$(12,169,935)

Written option contracts
Calls
1M IRS	BofA Securities LLC	3.950	09/13/2024	(588,600,000)	(588,600,000)	(613,439)	(1,789,413)	1,175,974
6M IRS	BofA Securities LLC	3.390	08/14/2024	(294,900,000)	(294,900,000)	(261,223)	(3,420,840)	3,159,617
6M IRS	BofA Securities LLC	3.620	09/13/2024	(594,600,000)	(594,600,000)	(279,640)	(1,889,881)	1,610,241

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
6M IRS	JPMorgan Securities, Inc.	3.100%	10/16/2024	(116,100,000)	$(116,100,000)	$(321,859)	$(1,233,161)	$911,302
1M IRS	MS & Co. Int. PLC	2.916	01/24/2025	(140,160,000)	(140,160,000)	(661,298)	(2,511,030)	1,849,732

				(1,734,360,000)	$(1,734,360,000)	$(2,137,459)	$(10,844,325)	$8,706,866

Puts
6M IRS	JPMorgan Securities, Inc.	4.325	10/16/2024	(116,100,000)	(116,100,000)	(1,325,591)	(1,471,838)	146,247

Total written option contracts				(1,850,460,000)	$(1,850,460,000)	$(3,463,050)	$(12,316,163)	$8,853,113

TOTAL				(186,180,000)	$(186,180,000)	$1,159,586	$4,476,408	$(3,316,822)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
SXPA Index	MS & Co. Int. PLC	$1,713.820	03/21/2025	33,470	$5,736,155,540	$4,316,921	$3,482,835	$834,086
Written option contracts
Calls
SXPA Index	MS & Co. Int. PLC	1,973.340	03/21/2025	(33,470)	(6,604,768,980)	(1,142,184)	(870,710)	(271,474)
Puts
SXPA Index	MS & Co. Int. PLC	1,449.400	03/21/2025	(33,470)	(4,851,141,800)	(1,738,445)	(1,741,419)	2,974

Total written option contracts				(66,940)	$(11,455,910,780)	$(2,880,629)	$(2,612,129)	$(268,500)

TOTAL				(33,470)	$(5,719,755,240)	$1,436,292	$870,706	$565,586

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
Call EUR/Put CHF	JPMorgan Securities, Inc.	$0.958	06/12/2024	81,160,000	$81,160,000	$1,798,943	$532,170	$1,266,773

Currency Abbreviations:
CHF	— Swiss Franc
GBP	— British Pound
JPY	— Japanese Yen
USD	— U.S. Dollar

TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

May 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules and Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of May 31, 2024:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$210,001	$—	$—
Asia	1,705,860	30,325,140	—
Australia and Oceania	578,252	8,830,147	—
Europe	8,061,762	73,118,988	—
North America	279,059,351	598,896	592
Securities Lending Reinvestment Vehicle	17,937,891	—	—
Preferred Stocks	—	364,197	—
Exchange Traded Funds	3,159,178,933	—	—
Investment Company	187,472,302	—	—

Total	$3,654,204,352	$113,237,368	$592

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$17,604,195	$—
Futures Contracts(b)	7,070,739	—	—
Purchased Option Contracts	24,114,450	1,050,561	—

Total	$31,185,189	$18,654,756	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,720,616)	$—
Futures Contracts(b)	(2,785,669)	—	—
Written Option Contracts	(1,326,412)	—	—

Total	$(4,112,081)	$(2,720,616)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$760,579,265	$—	$—
Investment Company	1,360,531,439	—	—

Total	$2,121,110,704	$—	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$7,672,932	$—
Futures Contracts(a)	23,329,051	—	—
Purchased Option Contracts	19,444,858	—	—

Total	$42,773,909	$7,672,932	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(4,160,426)	$—
Futures Contracts(a)	(186,848)	—	—
Written Option Contracts	(2,986,785)	—	—

Total	$(3,173,633)	$(4,160,426)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$152,734,133	$—	$—
Investment Company	237,895,703	—	—

Total	$390,629,836	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$429,280	$—	$—
Purchased Option Contracts	271,972	—	—

Total	$701,252	$—	$—

Liabilities
Futures Contracts(a)	$(6,645)	$—	$—
Written Option Contracts	(88,008)	—	—

Total	$(94,653)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$632,858,288	$—	$—
Corporate Obligations	—	55,516,495	—
Agency Debentures	—	5,020,774	—
Securities Lending Reinvestment Vehicle	57,726,881	—	—
Exchange Traded Funds	205,367,528	—	—
Investment Companies	1,029,876,199	—	—
Short-term Investments	—	2,599,061,103	—

Total	$1,925,828,896	$2,659,598,372	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,203,558	$—
Futures Contracts(a)	5,262,555	—	—
Interest Rate Swap Contracts(a)	—	1,421,411	—
Purchased Option Contracts	—	10,738,500	—

Total	$5,262,555	$17,363,469	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(11,340,901)	$—
Futures Contracts(a)	(8,565,818)	—	—
Written Option Contracts	—	(6,343,679)	—

Total	$(8,565,818)	$(17,684,580)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the a Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund’s may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

May 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.